Schedule of Investments (unaudited)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
522 Funding CLO Ltd., Series 2019-5A, Class AR, (3- mo. CME Term SOFR + 1.33%), 6.63%, 04/15/35(a)(b)	USD	2,500	$ 2,501,695
720 East CLO IV Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.60%), 6.89%, 04/15/37(a)(b)		2,000	2,006,898
AGL CLO Ltd.(a)(b)
Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.70%, 07/20/34		1,000	1,001,492
Series 2021-12A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.14%, 07/20/34		890	890,875
AIMCO CLO Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.25%), 6.53%, 04/20/34(a)(b)		3,000	3,004,107
Allegro CLO VI Ltd.(a)(b)
Series 2017-2A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.05%, 01/17/31		360	360,792
Series 2017-2A, Class C, (3-mo. CME Term SOFR + 2.06%), 7.35%, 01/17/31		2,400	2,402,344
Apidos CLO XV, Series 2013-15A, Class DRR, (3-mo. CME Term SOFR + 2.96%), 8.24%, 04/20/31(a)(b)		1,000	1,003,865
Apidos CLO XX, Series 2015-20A, Class BRR, (3-mo. CME Term SOFR + 2.21%), 7.50%, 07/16/31(a)(b)		1,000	1,002,842
Apidos CLO XXXIII, Series 2020-33A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.69%, 10/24/34(a)(b)		2,000	2,000,795
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.67%, 10/22/34(a)(b)		3,000	3,001,515
Ares XLVII CLO Ltd., Series 2018-47A, Class D, (3-mo. CME Term SOFR + 2.96%), 8.26%, 04/15/30(a)(b)		1,500	1,504,784
Ares XLVIII CLO Ltd., Series 2018-48A, Class C, (3-mo. CME Term SOFR + 2.06%), 7.34%, 07/20/30(a)(b)		500	501,180
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.72%, 10/24/31(a)(b)		271	271,203
Ballyrock CLO Ltd.(a)(b)
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.14%, 04/20/31		1,500	1,500,008
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 2.40%), 7.53%, 02/20/36		1,000	1,006,150
Series 2022-19A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.61%, 04/20/35		2,000	2,000,785
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 6.58%, 01/17/32(a)(b)		1,655	1,656,148
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R, (3-mo. CME Term SOFR + 1.43%), 6.73%, 10/15/34(a)(b)		1,300	1,300,659
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.91%, 04/15/37(a)(b)		1,500	1,515,422
Buckhorn Park CLO Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.66%, 07/18/34(a)(b)		1,000	1,000,531
Canyon CLO Ltd.(a)(b)
Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.26%, 07/15/34		1,800	1,805,370
Series 2021-4, Class A, (3-mo. CME Term SOFR + 1.43%), 6.73%, 10/15/34		1,500	1,501,236
Carlyle CLO Ltd., Series C17A, Class BR, (3-mo. CME Term SOFR + 2.11%), 7.37%, 04/30/31(a)(b)		1,000	1,002,703
CarVal CLO I Ltd., Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.15%), 8.44%, 07/16/31(a)(b)		500	499,768
Cedar Funding XII CLO Ltd., Series 2020-12A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.68%, 10/25/34(a)(b)		1,500	1,500,705
Security		Par (000)	Value
Asset-Backed Securities (continued)
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.66%, 07/15/33(a)(b)	USD	2,000	$ 2,016,927
CIFC Funding Ltd.(a)(b)
Series 2013-2A, Class A3LR, (3-mo. CME Term SOFR + 2.21%), 7.49%, 10/18/30		1,000	1,002,204
Series 2015-4A, Class A1A2, (3-mo. CME Term SOFR + 1.33%), 6.61%, 04/20/34		1,000	1,002,505
Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.01%), 7.29%, 04/18/31		1,000	1,002,207
Series 2018-1A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.19%, 04/18/31		1,200	1,202,815
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.05%, 04/17/34		900	902,394
Series 2019-5A, Class A2RS, (3-mo. CME Term SOFR + 2.01%), 7.31%, 01/15/35		1,000	1,005,805
Series 2020-2A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.71%, 10/20/34		1,200	1,201,074
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.67%, 10/20/34		1,000	1,000,387
Series 2021-1AR, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.76%, 07/25/37		1,500	1,505,700
Clover CLO LLC(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME Term SOFR + 1.53%), 6.85%, 04/20/37		3,500	3,507,602
Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.64%, 04/22/34		2,000	2,001,776
Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.29%, 07/20/34		1,000	1,005,870
Clover CLO Ltd., Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.65%, 10/25/33(a)(b)		1,000	1,001,279
Diameter Capital CLO Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.50%), 6.80%, 07/15/36(a)(b)		2,810	2,813,847
Dryden CLO Ltd., Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.51%, 05/20/34(a)(b)		3,500	3,505,234
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1, (3- mo. CME Term SOFR + 1.34%), 6.62%, 04/22/35(a)(b)		1,200	1,200,019
Elmwood CLO 26 Ltd, Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 7.69%, 04/18/37(a)(b)		1,000	1,011,422
Elmwood CLO II Ltd., Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.69%, 04/20/34(a)(b)		2,000	2,004,389
Elmwood CLO VII Ltd.(a)(b)
Series 2020-4A, Class A1RR, 10/17/37(c)		2,000	2,000,000
Series 2020-4A, Class AR, (3-mo. CME Term SOFR + 1.63%), 6.92%, 01/17/34		2,000	2,004,728
Elmwood CLO XI Ltd., Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.14%, 10/20/34(a)(b)		1,250	1,254,332
Elmwood CLO XII Ltd.(a)(b)
Series 2019-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.24%, 01/20/35		2,000	2,009,475
Series 2021-5A, Class BR, 10/20/37(c)		2,000	2,000,000
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, (3- mo. CME Term SOFR + 2.86%), 8.14%, 04/20/31(a)(b)		1,000	997,190
Generate CLO Ltd., Series 6A, Class DR, (3-mo. CME Term SOFR + 1.46%), 6.74%, 01/22/35(a)(b)		2,500	2,500,258
Golub Capital Partners CLO Ltd.(a)(b)
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 6.86%, 01/20/34		1,000	1,001,386
Series 2021-53A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.34%, 07/20/34		1,000	1,005,690
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
HalseyPoint CLO Ltd.(a)(b)
Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.76%, 04/20/34	USD	2,000	$ 2,006,000
Series 2021-5A, Class A1A, (3-mo. CME Term SOFR + 1.47%), 6.73%, 01/30/35		1,000	1,002,730
Highbridge Loan Management Ltd., Series 4A-2014, Class A2R, (3-mo. CME Term SOFR + 1.76%), 7.03%, 01/28/30(a)(b)		650	650,116
HPS Loan Management Ltd., Series 6A-2015, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.25%, 02/05/31(a)(b)		1,500	1,503,918
Long Point Park CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.25%, 01/17/30(a)(b)		1,000	1,002,377
Madison Park Funding L Ltd., Series 2021-50A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.68%, 04/19/34(a)(b)		2,520	2,520,586
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 6.78%, 04/18/37(a)(b)		1,000	1,001,969
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.69%, 04/19/33(a)(b)		986	986,505
Madison Park Funding XXVII Ltd.(a)(b)
Series 2018-27A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.34%, 04/20/30		1,000	1,002,361
Series 2018-27A, Class C, (3-mo. CME Term SOFR + 2.86%), 8.14%, 04/20/30		1,000	1,001,683
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.67%, 07/17/34(a)(b)		1,070	1,070,058
Marathon CLO Ltd., Series 2020-15ARRR, Class C1R3, (3-mo. CME Term SOFR + 3.20%), 8.32%, 08/15/37(a)(b)		1,500	1,518,687
Marble Point CLO XI Ltd., Series 2017-2A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.04%, 12/18/30(a)(b)		1,000	1,003,088
MP CLO III Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.54%, 10/20/30(a)(b)		1,000	1,001,734
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2017-26A, Class C, (3-mo. CME Term SOFR + 2.01%), 7.29%, 10/18/30		1,500	1,500,000
Series 2021-45A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.69%, 10/14/35		3,000	3,001,729
Series 2021-46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 01/20/36		1,450	1,455,410
Series 2022-47A, Class A, (3-mo. CME Term SOFR + 1.30%), 6.60%, 04/14/35		1,000	1,000,355
New Mountain CLO Ltd., Series 2024-5A, Class A, (3- mo. CME Term SOFR + 1.57%), 6.87%, 04/20/36(a)(b)		2,500	2,503,165
Oaktree CLO Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.85%, 07/15/33(a)(b)		2,000	2,001,000
OCP CLO Ltd., Series 2026-11R, Class CR2, (3-mo. CME Term SOFR + 2.35%), 7.63%, 04/26/36(a)(b)		1,500	1,511,262
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.41%, 07/15/30(a)(b)		500	501,248
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class B1, (3-mo. CME Term SOFR + 1.66%), 6.94%, 01/20/30(a)(b)		1,000	1,001,799
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners XVII Ltd.(a)(b)
Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.95%, 01/25/31	USD	1,000	$ 1,001,272
Series 2013-1A, Class CR2, (3-mo. CME Term SOFR + 1.96%), 7.25%, 01/25/31		1,000	1,001,117
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, (3-mo. CME Term SOFR + 2.16%), 7.44%, 01/22/30(a)(b)		900	902,427
OHA Credit Funding Ltd.(a)(b)
Series 2019-3A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.68%, 07/02/35		1,750	1,750,576
Series 2020-5A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.71%, 04/18/33		1,000	1,000,448
Series 2020-5AR, Class AR, 10/18/37(c)		1,000	1,000,000
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.58%, 02/24/37		1,250	1,251,033
Series 2021-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.67%, 01/18/36		1,500	1,500,834
OHA Credit Partners XII Ltd., Series 2015-12AR, Class D1R2, (3-mo. CME Term SOFR + 3.50%), 8.78%, 04/23/37(a)(b)		600	605,914
OHA Credit Partners XVI Ltd., Series 2021-16AR, Class AR, (3-mo. CME Term SOFR + 1.35%), 6.04%, 10/18/37(a)(b)		750	750,000
Palmer Square CLO Ltd.(a)(b)
Series 2015-1A, Class A2R4, (3-mo. CME Term SOFR + 1.96%), 7.09%, 05/21/34		2,500	2,506,066
Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 8.43%, 11/14/34		1,000	1,000,048
Series 2020-3ARR, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 6.77%, 11/15/36		1,500	1,505,124
Series 2021-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.71%, 07/15/34		2,000	2,001,871
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.21%, 10/15/34		2,500	2,509,084
Post CLO Ltd., Series 2024-1, Class A1, (3-mo. CME Term SOFR + 1.60%), 6.87%, 04/20/37(a)(b)		2,000	2,006,873
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 6.70%, 04/20/34(a)(b)		2,000	2,002,616
Regatta VII Funding Ltd., Series 2016-1A, Class DR2, (3-mo. CME Term SOFR + 3.31%), 8.13%, 06/20/34(a)(b)		500	500,275
Regatta XII Funding Ltd.(a)(b)
Series 2019-12R, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.66%, 10/15/32		1,500	1,500,014
Series 2019-1A, Class ARR, 10/15/37(c)		1,500	1,500,000
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.01%, 01/15/34(a)(b)		1,000	1,002,574
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 6.83%, 04/26/37(a)(b)		2,000	2,013,380
Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.55%), 6.83%, 04/25/37(a)(b)		1,500	1,503,781
Rockford Tower CLO Ltd.(a)(b)
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.73%, 10/20/30		961	962,348
Series 2017-3A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.19%, 10/20/30		1,000	999,557

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
RR Ltd.(a)(b)
Series 2018-5A, Class CR, (3-mo. CME Term SOFR + 3.60%), 8.92%, 07/15/39	USD	650	$ 661,978
Series 2024-29RA, Class A2R, (3-mo. CME Term SOFR + 1.70%), 7.00%, 07/15/39		2,000	2,003,772
Signal Peak CLO Ltd.(a)(b)
Series 2020-8A, Class A, (3-mo. CME Term SOFR + 1.53%), 6.81%, 04/20/33		6,000	6,013,001
Series 2020-8A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 04/20/33		1,650	1,653,552
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.70%, 10/20/34(a)(b)		1,325	1,325,349
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (3- mo. CME Term SOFR + 2.86%), 8.16%, 01/15/30(a)(b)		1,500	1,504,027
Symphony CLO XXIV Ltd., Series 2020-24AR, Class AR, (3-mo. CME Term SOFR + 1.20%), 6.48%, 01/23/32(a)(b)		944	944,028
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.68%, 10/23/34(a)(b)		1,900	1,902,775
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR3, (3- mo. CME Term SOFR + 1.10%), 6.39%, 01/17/32(a)(b)		425	425,251
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.70%, 01/16/31(a)(b)		1,199	1,200,713
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.68%, 01/15/34(a)(b)		2,000	2,001,240
TICP CLO X Ltd., Series 2018-10A, Class B, (3-mo. CME Term SOFR + 1.73%), 7.01%, 04/20/31(a)(b)		1,300	1,300,964
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.21%, 07/15/34(a)(b)		1,000	1,003,413
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, (3- mo. CME Term SOFR + 1.91%), 7.19%, 10/20/32(a)(b)		1,750	1,753,508
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.71%, 07/21/34(a)(b)		2,000	2,002,236
Trimaran CAVU Ltd.(a)(b)
Series 2021-2A, Class B1, (3-mo. CME Term SOFR + 2.01%), 7.30%, 10/25/34		1,500	1,503,767
Series 2022-2A, Class A, (3-mo. CME Term SOFR + 2.50%), 7.78%, 01/20/36		2,500	2,516,291
Series 2022-2A, Class B1, (3-mo. CME Term SOFR + 3.40%), 8.68%, 01/20/36		1,500	1,507,789
Whitebox CLO I Ltd., Series 2019-1AR, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 6.66%, 07/24/36(a)(b)		1,000	1,001,700
Whitebox CLO IV Ltd.(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term SOFR + 2.15%), 7.43%, 04/20/36		2,000	2,012,516
Series 2023-4A, Class B1, (3-mo. CME Term SOFR + 2.60%), 7.88%, 04/20/36		1,000	1,010,844
Total Asset-Backed Securities — 16.8% (Cost: $181,057,796)			183,684,113

Shares
Common Stocks
Financial Services — 0.0%
Travelport Finance Luxembourg SARL(d)(e)	25	65,390
Security	Shares	Value
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(d)(e)	99	$ 493
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $100,499)(e)(f)	3,236	33,574
Media — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $8,979)(d)(e)(f)	715	47,190
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(d)(e)	934	7,477
Total Common Stocks — 0.0% (Cost: $222,924)		154,124

		Par (000)
Corporate Bonds
Advertising Agencies — 1.2%
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27	USD	2,099	2,063,543
7.75%, 04/15/28(g)		1,309	1,171,305
9.00%, 09/15/28(g)		3,573	3,798,521
7.50%, 06/01/29		608	523,646
7.88%, 04/01/30(g)		954	997,594
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(g)		2,215	2,178,972
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		664	650,421
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27(g)		869	864,045
4.25%, 01/15/29(g)		373	355,151
4.63%, 03/15/30		176	167,233
7.38%, 02/15/31		412	439,806
Stagwell Global LLC, 5.63%, 08/15/29(b)		209	202,065
			13,412,302
Aerospace & Defense — 4.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		385	400,402
Boeing Co.
5.15%, 05/01/30(g)		6,775	6,791,276
6.86%, 05/01/54(b)(g)		5,320	5,839,286
7.01%, 05/01/64(b)		2,285	2,517,563
Bombardier, Inc.(b)
7.88%, 04/15/27		325	325,912
7.50%, 02/01/29(g)		138	146,016
8.75%, 11/15/30(g)		647	710,454
7.25%, 07/01/31		189	199,808
7.00%, 06/01/32(g)		362	378,629
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)		200	217,840
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)(g)		1,000	996,960
General Dynamics Corp., 4.25%, 04/01/50(g)		1,260	1,138,125
Moog, Inc., 4.25%, 12/15/27(b)		320	310,758
Northrop Grumman Corp.(g)
4.03%, 10/15/47		2,400	2,064,797
5.25%, 05/01/50		3,050	3,115,742
RTX Corp.
4.63%, 11/16/48		2,805	2,594,234
3.13%, 07/01/50(g)		3,545	2,539,448
6.40%, 03/15/54(g)		1,100	1,298,779
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		712	772,415
9.75%, 11/15/30		717	799,455
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.(b)
6.75%, 08/15/28	USD	3,025	$ 3,113,596
6.38%, 03/01/29(g)		3,229	3,331,424
7.13%, 12/01/31		1,390	1,470,149
6.63%, 03/01/32(g)		3,219	3,352,080
6.00%, 01/15/33		1,587	1,609,480
Triumph Group, Inc., 9.00%, 03/15/28(b)		1,185	1,240,476
			47,275,104
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30(b)(g)		238	242,723
Automobile Components — 0.9%
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(h)	EUR	246	272,917
8.50%, 05/15/27(b)(g)	USD	7,045	7,067,939
6.75%, 05/15/28(b)(g)		1,071	1,103,938
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)		109	111,550
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(g)		207	190,384
5.63%, 04/30/33		53	46,763
Phinia, Inc., 6.63%, 10/15/32(b)		161	162,329
SK On Co. Ltd., 5.38%, 05/11/26(h)		200	202,563
SMRC Automotive Holdings Netherlands BV, 5.63%, 07/11/29(h)		275	282,928
Tenneco, Inc., 8.00%, 11/17/28(b)		234	217,135
			9,658,446
Automobiles — 1.6%
Asbury Automotive Group, Inc.
4.50%, 03/01/28		221	215,134
5.00%, 02/15/32(b)		100	94,828
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)		218	213,919
Carvana Co.(b)(i)
(13.00% PIK), 13.00%, 06/01/30		609	661,596
(14.00% PIK), 14.00%, 06/01/31		1,241	1,462,052
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		264	279,118
Ford Motor Co.
3.25%, 02/12/32		171	145,628
6.10%, 08/19/32(g)		3,129	3,207,133
General Motors Co.(g)
6.25%, 10/02/43		940	964,624
5.95%, 04/01/49		3,455	3,424,584
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		90	91,430
Hyundai Capital America(h)
5.50%, 03/30/26		200	202,964
2.38%, 10/15/27		200	188,449
(1-day SOFR + 1.32%), 6.46%, 11/03/25(a)		200	201,433
Hyundai Capital Services, Inc., 5.13%, 02/05/29(h)		225	229,570
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(h)		500	489,549
LCM Investments Holdings II LLC(b)(g)
4.88%, 05/01/29		535	514,064
8.25%, 08/01/31		498	528,786
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/26(b)(g)		3,265	3,373,706
6.95%, 09/15/26(h)		75	77,497
7.05%, 09/15/28(h)		150	158,909
Nissan Motor Co. Ltd., 4.81%, 09/17/30(h)		200	189,513
TML Holdings Pte. Ltd., 4.35%, 06/09/26(h)		200	196,754
			17,111,240
Security		Par (000)	Value
Banks — 9.7%
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27(h)	USD	212	$ 207,959
Agricultural Bank of China Ltd./New York, 1.25%, 01/19/26(h)		200	192,270
Australia & New Zealand Banking Group Ltd.(a)
(1-day SOFR + 0.68%), 5.93%, 07/16/27(h)		200	200,419
(5-year CMT + 1.70%), 2.57%, 11/25/35(b)(g)		5,445	4,724,620
Bangkok Bank PCL/Hong Kong(h)
4.45%, 09/19/28		200	199,512
(5-year CMT + 1.70%), 3.34%, 10/02/31(a)		468	448,402
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)		200	185,214
(5-year CMT + 4.73%), 5.00%(a)(j)		922	910,936
Bank Mandiri Persero Tbk PT, 5.50%, 04/04/26(h)		200	201,750
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(h)		200	194,938
Bank of America Corp.(a)(g)
(1-day SOFR + 1.83%), 4.57%, 04/27/33		9,380	9,334,946
(1-day SOFR + 1.99%), 6.20%, 11/10/28		3,090	3,261,688
Bank of China Ltd./London, 0.97%, 11/02/24(h)		200	199,302
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(h)		200	191,426
Bank of East Asia Ltd.(a)(h)
(1-year CMT + 2.30%), 6.63%, 03/13/27		250	254,532
(5-year CMT + 2.30%), 4.88%, 04/22/32		750	732,832
China CITIC Bank International Ltd., (5-year CMT + 1.65%), 6.00%, 12/05/33(a)(h)		250	262,344
China Construction Bank Corp., (5-year CMT + 2.15%), 2.45%, 06/24/30(a)(h)		200	196,472
Citigroup, Inc.(g)
6.68%, 09/13/43		4,125	4,864,185
(1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		2,740	2,923,565
Deutsche Bank AG/New York(a)(g)
(1-day SOFR + 1.87%), 2.13%, 11/24/26		3,260	3,156,934
(1-day SOFR + 2.51%), 6.82%, 11/20/29		3,975	4,278,948
First Abu Dhabi Bank PJSC, 5.00%, 02/28/29(h)		200	205,312
Freedom Mortgage Corp., 12.25%, 10/01/30(b)		147	164,633
Goldman Sachs Group, Inc., (1-day SOFR + 1.85%), 3.62%, 03/15/28(a)(g)		1,830	1,800,425
Industrial & Commercial Bank of China Ltd./Hong Kong, 2.95%, 06/01/25(h)		200	197,522
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)(g)		9,840	9,916,343
JPMorgan Chase & Co., (1-day SOFR + 2.58%), 5.72%, 09/14/33(a)(g)		11,000	11,662,897
KeyCorp., (1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)		1,995	2,169,080
Kookmin Bank, 5.25%, 05/08/29(h)		200	208,034
Macquarie Bank Ltd., 6.80%, 01/18/33(b)(g)		5,110	5,613,406
Metropolitan Bank & Trust Co.(h)
5.38%, 03/06/29		320	331,400
5.50%, 03/06/34		275	284,883
Nanyang Commercial Bank Ltd., (5-year CMT + 2.10%), 6.00%, 08/06/34(a)(h)		250	255,552
NongHyup Bank, 4.00%, 01/06/26(h)		200	198,938
QNB Finance Ltd., 2.63%, 05/12/25(h)		200	196,750
Shinhan Financial Group Co. Ltd., 1.35%, 01/10/26(h)		200	192,063
SNB Funding Ltd., 2.75%, 10/02/24(h)		200	199,940
Standard Chartered PLC, (1-year CMT + 2.10%), 6.10%, 01/11/35(a)(h)		200	214,757
Toronto-Dominion Bank, (5-year CMT + 2.98%), 7.25%, 07/31/84(a)(g)		8,570	8,928,663
Truist Financial Corp., (1-day SOFR + 2.05%), 6.05%, 06/08/27(a)(g)		9,310	9,553,380

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
UBS Group AG, (1-year CMT + 1.55%), 4.49%, 05/12/26(a)(b)	USD	2,585	$ 2,577,461
UniCredit SpA, (5-year CMT + 4.75%), 5.46%, 06/30/35(a)(b)		6,135	6,036,259
United Overseas Bank Ltd., 1.25%, 04/14/26(h)		200	191,438
Wells Fargo & Co.(g)
5.61%, 01/15/44		4,119	4,256,361
(1-day SOFR + 1.51%), 3.53%, 03/24/28(a)		4,075	3,997,836
Westpac Banking Corp., (1-day SOFR + 0.81%), 6.06%, 04/16/29(a)		200	200,406
			106,676,933
Beverages(g) — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		6,170	6,076,488
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49		5,000	5,390,027
			11,466,515
Biotechnology — 0.6%
Baxalta, Inc., 5.25%, 06/23/45(g)		6,000	6,006,014
Broadline Retail — 0.1%
Alibaba Group Holding Ltd.
3.60%, 11/28/24		200	199,464
2.70%, 02/09/41		200	147,226
Rakuten Group, Inc.
9.75%, 04/15/29(b)		522	569,632
9.75%, 04/15/29(h)		200	218,250
			1,134,572
Building Materials — 1.2%
Builders FirstSource, Inc., 6.38%, 03/01/34(b)		274	284,507
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)(g)		336	340,005
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(b)
6.38%, 12/15/30	EUR	240	280,231
6.63%, 12/15/30	USD	4,324	4,458,455
6.75%, 07/15/31		321	334,757
JELD-WEN, Inc., 7.00%, 09/01/32(b)		558	563,867
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28(g)		163	159,169
9.75%, 07/15/28		28	28,602
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28		1,146	1,150,230
8.88%, 11/15/31		1,013	1,092,717
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)		483	500,124
Standard Industries, Inc.
2.25%, 11/21/26(h)	EUR	156	167,643
5.00%, 02/15/27(b)	USD	412	408,518
4.38%, 07/15/30(b)		1,443	1,365,803
3.38%, 01/15/31(b)		393	350,100
Summit Materials LLC/Summit Materials Finance Corp.(b)
5.25%, 01/15/29		90	89,007
7.25%, 01/15/31(g)		659	698,078
Wilsonart LLC, 11.00%, 08/15/32(b)		426	426,128
			12,697,941
Building Products — 0.7%
Beacon Roofing Supply, Inc.(b)
4.13%, 05/15/29		23	21,669
6.50%, 08/01/30		265	274,272
GYP Holdings III Corp., 4.63%, 05/01/29(b)		350	333,651
Security		Par (000)	Value
Building Products (continued)
Lowe’s Cos., Inc., 5.63%, 04/15/53(g)	USD	4,345	$ 4,522,575
White Cap Buyer LLC, 6.88%, 10/15/28(b)		2,338	2,359,807
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(i)		290	290,184
			7,802,158
Capital Markets — 1.2%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)		4,525	4,703,952
China Ping An Insurance Overseas Holdings Ltd., 6.13%, 05/16/34(h)		200	213,118
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(g)		447	434,263
Gaci First Investment Co., Series OCT, 5.25%, 10/13/32(h)		200	204,930
Huarong Finance II Co. Ltd., 4.63%, 06/03/26(h)		200	196,812
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27(g)		2,901	2,779,859
9.75%, 01/15/29(b)		426	441,963
4.38%, 02/01/29(g)		374	326,857
9.00%, 06/15/30(b)		282	284,331
State Street Corp., (1-day SOFR + 1.72%), 5.82%, 11/04/28(a)(g)		2,925	3,074,066
			12,660,151
Chemicals — 2.6%
Avient Corp., 6.25%, 11/01/31(b)		204	209,126
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)		534	570,254
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		940	880,085
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)		305	302,559
Chemours Co.
5.38%, 05/15/27		328	321,090
5.75%, 11/15/28(b)		365	346,718
4.63%, 11/15/29(b)(g)		348	311,640
CNAC HK Finbridge Co. Ltd., 2.00%, 09/22/25(h)		300	291,492
DuPont de Nemours, Inc., 5.42%, 11/15/48(g)		7,500	8,294,951
Element Solutions, Inc., 3.88%, 09/01/28(b)		3,039	2,897,039
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(h)		200	175,313
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	174,555
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(g)		243	245,673
Ingevity Corp., 3.88%, 11/01/28(b)		100	93,904
Kraton Corp., 5.00%, 07/15/27(h)		200	203,744
LG Chem Ltd., 2.38%, 07/07/31(h)		200	172,000
LYB Finance Co. BV, 8.10%, 03/15/27(b)		6,000	6,449,875
Mativ Holdings, Inc., 10/01/29(b)(c)		277	282,727
Olympus Water U.S. Holding Corp.(b)
9.75%, 11/15/28		1,466	1,564,602
7.25%, 06/15/31(g)		853	887,615
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		1,061	1,018,573
WR Grace Holdings LLC(b)
4.88%, 06/15/27		224	220,728
5.63%, 08/15/29(g)		2,575	2,418,912
7.38%, 03/01/31		373	390,806
			28,723,981
Commercial Services & Supplies — 4.0%
ADT Security Corp.(b)
4.13%, 08/01/29		91	86,918
4.88%, 07/15/32		518	494,768
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
AerCap Global Aviation Trust, (3-mo. CME Term SOFR + 4.56%), 6.50%, 06/15/45(a)(b)	USD	5,000	$ 4,992,201
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		2,239	2,287,109
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(b)(g)		592	529,043
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(b)
4.63%, 06/01/28		1,460	1,372,631
4.63%, 06/01/28(g)		1,128	1,058,516
APX Group, Inc., 5.75%, 07/15/29(b)		555	549,480
Block, Inc.
2.75%, 06/01/26		1,258	1,219,638
3.50%, 06/01/31		189	172,340
6.50%, 05/15/32(b)(g)		2,991	3,114,582
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)		1,442	1,547,334
Brink’s Co.(b)
6.50%, 06/15/29		225	233,087
6.75%, 06/15/32		340	354,649
Champions Financing, Inc., 8.75%, 02/15/29(b)(g)		433	441,034
Cimpress PLC, 7.38%, 09/15/32(b)		369	371,989
CMHI Finance BVI Co. Ltd., (5-year CMT + 6.62%), 3.88%(a)(h)(j)		200	197,100
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28(b)		1,350	1,344,358
7.88%, 12/01/30(b)		909	979,282
7.00%, 05/01/31(b)		1,515	1,596,821
7.50%, 06/01/31(b)		837	883,058
7.00%, 06/15/32(b)(g)		799	838,711
04/15/33(c)		537	534,315
Garda World Security Corp.(b)
4.63%, 02/15/27		194	190,476
9.50%, 11/01/27		165	165,217
7.75%, 02/15/28		860	891,741
6.00%, 06/01/29		148	142,032
8.25%, 08/01/32		544	556,785
Global Payments, Inc., 5.95%, 08/15/52(g)		4,547	4,693,402
Herc Holdings, Inc.(b)(g)
5.50%, 07/15/27		1,057	1,055,701
6.63%, 06/15/29		291	301,410
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)		310	297,880
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26		19	19,087
6.25%, 01/15/28(g)		879	879,236
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)		377	380,208
Service Corp. International
5.13%, 06/01/29		468	467,369
3.38%, 08/15/30		1,331	1,206,269
4.00%, 05/15/31		364	336,823
5.75%, 10/15/32		1,280	1,288,381
Shanghai Port Group BVI Development 2 Co. Ltd., 1.50%, 07/13/25(h)		200	195,187
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)
4.63%, 11/01/26		410	405,775
6.75%, 08/15/32		1,382	1,442,859
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(g)		882	773,057
United Rentals North America, Inc., 6.13%, 03/15/34(b)		255	263,529
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		889	936,560
Williams Scotsman, Inc.(b)
6.13%, 06/15/25		823	822,160
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Williams Scotsman, Inc.(b) (continued)
4.63%, 08/15/28	USD	269	$ 261,459
6.63%, 06/15/29		118	121,491
7.38%, 10/01/31		541	571,816
			43,864,874
Construction & Engineering — 0.3%
Arcosa, Inc., 6.88%, 08/15/32(b)		76	79,537
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		2,257	2,416,911
Dycom Industries, Inc., 4.50%, 04/15/29(b)		26	25,098
Signature Aviation U.S. Holdings, Inc., 4.00%, 03/01/28(b)		541	484,195
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(h)		200	173,625
			3,179,366
Consumer Finance — 0.5%
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)		116	122,584
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		336	339,207
Hyundai Card Co. Ltd., 5.75%, 04/24/29(h)		345	358,476
KB Kookmin Card Co. Ltd., 4.00%, 06/09/25(h)		200	198,875
Muthoot Finance Ltd., 7.13%, 02/14/28(h)		475	488,062
Navient Corp.
5.50%, 03/15/29(g)		480	465,634
9.38%, 07/25/30		414	459,246
OneMain Finance Corp.
6.63%, 01/15/28		295	300,365
9.00%, 01/15/29(g)		573	607,189
5.38%, 11/15/29		1,090	1,047,460
7.88%, 03/15/30		532	556,146
4.00%, 09/15/30		109	97,084
7.50%, 05/15/31		154	158,523
7.13%, 11/15/31		262	265,148
Shinhan Card Co. Ltd., 1.38%, 10/19/25(h)		200	193,187
SLM Corp., 3.13%, 11/02/26		347	333,587
			5,990,773
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		1,147	1,109,111
4.63%, 01/15/27		1,961	1,907,782
5.88%, 02/15/28		898	902,009
6.50%, 02/15/28		118	120,148
3.50%, 03/15/29		158	147,323
4.88%, 02/15/30(g)		264	259,741
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(h)		200	175,876
CK Hutchison International 23 Ltd.(h)
4.75%, 04/21/28		400	404,748
4.88%, 04/21/33		400	403,376
CK Hutchison International 24 Ltd., 5.50%, 04/26/34(h)		200	209,990
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29		135	134,741
Walmart, Inc., 5.25%, 09/01/35(g)		5,150	5,595,921
			11,370,766
Containers & Packaging — 1.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27		509	512,659
3.25%, 09/01/28		200	183,076
4.00%, 09/01/29(g)		2,400	2,142,283
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(h)	EUR	304	292,739
4.13%, 08/15/26(b)	USD	700	631,011
Ball Corp., 3.13%, 09/15/31(g)		234	207,787

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)	USD	228	$ 222,300
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		287	289,722
6.88%, 01/15/30		666	680,141
8.75%, 04/15/30(g)		1,046	1,062,153
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		224	220,459
LABL, Inc.(b)
6.75%, 07/15/26		97	96,920
5.88%, 11/01/28		320	299,695
9.50%, 11/01/28		710	733,628
10/01/31(c)		512	508,087
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27(g)		5,124	5,294,002
9.25%, 04/15/27		102	104,588
OI European Group BV, 6.25%, 05/15/28(b)	EUR	175	202,887
Owens-Brockway Glass Container, Inc.(b)
6.63%, 05/13/27	USD	59	59,277
7.25%, 05/15/31(g)		157	161,291
Sealed Air Corp.(b)
4.00%, 12/01/27		109	105,320
5.00%, 04/15/29		86	84,699
6.50%, 07/15/32		268	276,352
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		121	123,026
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)		1,000	996,104
			15,490,206
Diversified REITs — 2.3%
American Tower Corp., 3.60%, 01/15/28(g)		4,000	3,903,628
Crown Castle, Inc.(g)
3.65%, 09/01/27		8,000	7,842,290
4.15%, 07/01/50		820	679,414
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		197	183,641
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32(g)		725	641,371
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)		292	309,339
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		534	514,707
Iron Mountain, Inc.(b)
4.88%, 09/15/27(g)		606	601,436
7.00%, 02/15/29		798	831,765
5.25%, 07/15/30		32	31,596
5.63%, 07/15/32		493	491,735
SBA Communications Corp.
3.13%, 02/01/29(g)		3,003	2,775,657
3.88%, 02/15/27		30	29,237
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		3,106	3,315,363
VICI Properties LP, 5.13%, 05/15/32		3,155	3,167,822
			25,319,001
Diversified Telecommunication Services — 8.5%
Altice Financing SA(b)
9.63%, 07/15/27		491	478,219
5.75%, 08/15/29		1,080	867,930
Altice France SA(b)
5.13%, 01/15/29		1,546	1,085,799
5.13%, 07/15/29		1,196	841,049
AT&T, Inc.
4.65%, 06/01/44		28	25,439
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
4.35%, 06/15/45	USD	95	$ 83,914
3.50%, 09/15/53(g)		15,960	11,725,395
CommScope, Inc., 4.75%, 09/01/29(b)		413	346,920
Connect Finco SARL/Connect U.S. Finco LLC(b)
6.75%, 10/01/26(g)		600	600,000
9.00%, 09/15/29		1,377	1,332,571
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd/Difl U.S., (9.00% Cash and 3.00% PIK), 12.00%, 05/25/27(i)		665	669,395
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		68	68,277
5.00%, 05/01/28		640	634,227
8.75%, 05/15/30		3,345	3,564,646
8.63%, 03/15/31		395	425,846
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(h)(j)		700	683,067
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(h)		200	194,938
Iliad Holding SASU(b)
6.50%, 10/15/26		719	726,838
7.00%, 10/15/28(g)		735	747,728
8.50%, 04/15/31		1,185	1,274,593
Level 3 Financing, Inc.(b)
10.50%, 04/15/29(g)		1,205	1,313,509
4.88%, 06/15/29(g)		755	634,200
11.00%, 11/15/29		2,366	2,620,776
10.50%, 05/15/30(g)		2,829	3,044,711
10.75%, 12/15/30		135	147,718
Lumen Technologies, Inc.(b)
4.13%, 04/15/29		368	309,618
4.13%, 04/15/30		369	297,560
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(h)(j)		695	693,402
Optics Bidco SpA, 6.00%, 09/30/34(b)		840	850,348
Sable International Finance Ltd., 10/15/32(b)(c)		639	640,297
Sprint Capital Corp.(g)
6.88%, 11/15/28		3,063	3,344,235
8.75%, 03/15/32		2,041	2,530,678
Sprint LLC, 7.63%, 03/01/26		1,096	1,132,113
Telefonica Emisiones SA, 5.21%, 03/08/47(g)		5,000	4,742,989
T-Mobile U.S., Inc.
4.75%, 02/01/28(g)		1,013	1,014,009
2.63%, 02/15/29		438	407,998
3.38%, 04/15/29		676	648,797
2.88%, 02/15/31		235	213,611
3.50%, 04/15/31(g)		990	931,548
5.05%, 07/15/33(g)		2,000	2,049,986
Verizon Communications, Inc.(g)
6.40%, 09/15/33		9,475	10,588,305
6.55%, 09/15/43		13,225	15,512,798
5.01%, 04/15/49		6,998	7,052,550
Viavi Solutions, Inc., 3.75%, 10/01/29(b)		227	205,982
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(b)		200	178,005
Windstream Escrow LLC/Windstream Escrow Finance Corp.(b)
7.75%, 08/15/28		431	431,405
10/01/31(c)		323	328,372
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27(g)		4,838	4,327,315
6.13%, 03/01/28		702	582,660
			93,152,286
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities — 5.0%
Abu Dhabi National Energy Co. PJSC, 4.38%, 04/23/25(h)	USD	200	$ 199,188
Alexander Funding Trust II, 7.47%, 07/31/28(b)		520	561,840
Alpha Generation LLC, 6.75%, 10/15/32(b)		438	444,175
Calpine Corp.(b)
5.25%, 06/01/26		379	377,510
5.13%, 03/15/28(g)		2,807	2,767,962
5.00%, 02/01/31		100	96,823
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 1.60%, 01/20/26(h)		200	193,054
Clearway Energy Operating LLC(b)
4.75%, 03/15/28		592	580,895
3.75%, 01/15/32		307	277,805
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(h)		200	209,875
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(j)		217	214,850
Emera, Inc., Series 16-A, (3-mo. LIBOR US + 5.44%), 6.75%, 06/15/76(a)		7,500	7,543,275
FirstEnergy Corp.
4.00%, 05/01/26(k)		821	859,176
2.65%, 03/01/30		73	66,609
JERA Co., Inc., 3.67%, 04/14/27(h)		200	196,057
Korea Western Power Co. Ltd., 4.13%, 06/28/25(h)		200	199,250
Lightning Power LLC, 7.25%, 08/15/32(b)		13	13,670
Minejesa Capital BV, 4.63%, 08/10/30(h)		172	169,610
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(h)		510	493,795
NextEra Energy Capital Holdings, Inc., (3-mo. LIBOR US + 2.41%), 4.80%, 12/01/77(a)(g)		5,000	4,722,498
NRG Energy, Inc., 6.63%, 01/15/27		618	618,886
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42(g)		2,750	2,812,056
Pacific Gas and Electric Co.
6.95%, 03/15/34		1,020	1,159,270
4.20%, 06/01/41(g)		2,310	1,950,805
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		542	524,324
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.00%, 06/30/30(h)		350	319,047
PG&E Corp.
4.25%, 12/01/27(b)(k)		319	345,477
5.25%, 07/01/30		226	224,463
Pike Corp., 8.63%, 01/31/31(b)		126	134,721
Progress Energy, Inc., 7.00%, 10/30/31(g)		12,000	13,658,042
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(h)		550	515,109
San Miguel Global Power Holdings Corp., (5-year CMT + 7.73%), 8.75%(a)(h)(j)		200	205,000
Sempra, (5-year CMT + 4.55%), 4.88%(a)(j)		4,375	4,328,041
Southern California Edison Co., 5.88%, 12/01/53(g)		4,000	4,338,315
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(h)		200	191,813
State Grid Overseas Investment BVI Ltd.(h)
1.00%, 08/05/25		200	193,814
3.50%, 05/04/27		200	197,696
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		202	220,144
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(h)		200	196,875
TransAlta Corp., 7.75%, 11/15/29		72	76,051
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(j)		247	258,742
Vistra Operations Co. LLC(b)
5.50%, 09/01/26		23	22,992
5.63%, 02/15/27		812	810,767
Security		Par (000)	Value
Electric Utilities (continued)
Vistra Operations Co. LLC(b) (continued)
5.00%, 07/31/27	USD	23	$ 22,888
7.75%, 10/15/31		718	772,997
6.88%, 04/15/32		556	584,872
			54,871,124
Electronic Equipment, Instruments & Components(b) — 0.6%
Coherent Corp., 5.00%, 12/15/29(g)		687	671,727
EquipmentShare.com, Inc., 8.00%, 03/15/33		180	184,263
Imola Merger Corp., 4.75%, 05/15/29		573	559,120
Sensata Technologies BV, 4.00%, 04/15/29		207	197,328
Sensata Technologies, Inc.
4.38%, 02/15/30		2,150	2,054,687
3.75%, 02/15/31(g)		416	380,867
6.63%, 07/15/32		612	638,048
WESCO Distribution, Inc.
7.25%, 06/15/28(g)		1,043	1,068,023
6.38%, 03/15/29(g)		137	141,536
6.63%, 03/15/32		264	274,983
Zebra Technologies Corp., 6.50%, 06/01/32		166	173,312
			6,343,894
Energy Equipment & Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		415	416,301
6.25%, 04/01/28		98	98,487
6.63%, 09/01/32		672	689,130
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		757	783,422
Oceaneering International, Inc., 6.00%, 02/01/28		101	101,193
Star Holding LLC, 8.75%, 08/01/31(b)		366	349,018
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27		473	476,998
7.13%, 03/15/29(b)		611	629,301
Weatherford International Ltd., 8.63%, 04/30/30(b)		761	792,978
			4,336,828
Entertainment(b) — 2.1%
Banijay Entertainment SASU, 8.13%, 05/01/29		200	207,869
Boyne USA, Inc., 4.75%, 05/15/29		611	587,373
Caesars Entertainment, Inc.
8.13%, 07/01/27		1,134	1,157,350
4.63%, 10/15/29(g)		110	104,634
7.00%, 02/15/30(g)		2,875	3,003,501
6.50%, 02/15/32(g)		961	994,072
Churchill Downs, Inc.
5.50%, 04/01/27		1,407	1,401,699
4.75%, 01/15/28		730	715,760
5.75%, 04/01/30		1,506	1,507,650
6.75%, 05/01/31		579	597,909
Cinemark USA, Inc., 7.00%, 08/01/32(g)		160	167,033
Flutter Treasury DAC, 6.38%, 04/29/29		224	231,935
Light & Wonder International, Inc.
7.00%, 05/15/28		451	454,949
7.25%, 11/15/29		218	225,548
7.50%, 09/01/31		655	687,016
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29		388	348,314
Live Nation Entertainment, Inc.
4.88%, 11/01/24		136	135,671
6.50%, 05/15/27		2,284	2,329,664
4.75%, 10/15/27(g)		580	571,799

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
Live Nation Entertainment, Inc. (continued)
3.75%, 01/15/28	USD	155	$ 148,939
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31		423	424,648
Merlin Entertainments Ltd., 5.75%, 06/15/26		440	434,692
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29		313	300,221
Playtika Holding Corp., 4.25%, 03/15/29		114	104,624
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29		242	181,027
5.88%, 09/01/31		310	211,585
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30		410	406,905
Six Flags Entertainment Corp., 7.25%, 05/15/31(g)		810	838,933
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/32		1,139	1,179,552
Six Flags Theme Parks, Inc., 7.00%, 07/01/25		224	224,176
Vail Resorts, Inc., 6.50%, 05/15/32(g)		518	541,268
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29		1,337	1,320,946
7.13%, 02/15/31(g)		700	755,228
6.25%, 03/15/33		248	251,235
			22,753,725
Environmental, Maintenance & Security Service — 0.7%
Clean Harbors, Inc.(b)
5.13%, 07/15/29		1,142	1,127,661
6.38%, 02/01/31		100	102,442
GFL Environmental, Inc.(b)
3.75%, 08/01/25		443	439,445
4.00%, 08/01/28		36	34,574
3.50%, 09/01/28		376	357,969
4.75%, 06/15/29(g)		558	544,306
4.38%, 08/15/29		629	602,904
6.75%, 01/15/31		604	633,495
Madison IAQ LLC, 5.88%, 06/30/29(b)(g)		884	860,629
Reworld Holding Corp.
4.88%, 12/01/29(b)(g)		142	133,670
5.00%, 09/01/30		282	264,498
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		1,975	1,965,148
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		211	219,319
			7,286,060
Financial Services — 1.2%
BOC Aviation Ltd., 1.75%, 01/21/26(h)		200	193,170
BOC Aviation USA Corp., 5.25%, 01/14/30(h)		200	206,412
China Cinda 2020 I Management Ltd.(h)
3.25%, 01/28/27		200	193,042
3.00%, 03/18/27		200	191,110
CITIC Ltd., 3.70%, 06/14/26(h)		200	197,880
CMB International Leasing Management Ltd.(h)
1.88%, 08/12/25		200	194,938
(1-day SOFR + 0.76%), 5.75%, 06/04/27(a)		200	199,792
Far East Horizon Ltd.(h)
6.63%, 04/16/27		290	292,897
5.88%, 03/05/28		200	198,660
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		546	567,537
9.13%, 05/15/31		377	387,597
GGAM Finance Ltd.(b)
7.75%, 05/15/26		66	67,487
8.00%, 02/15/27		307	320,819
Security		Par (000)	Value
Financial Services (continued)
GGAM Finance Ltd.(b) (continued)
8.00%, 06/15/28	USD	202	$ 216,515
6.88%, 04/15/29		462	480,610
5.88%, 03/15/30		286	286,375
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		186	188,920
ICBCIL Finance Co. Ltd., 1.75%, 08/25/25(h)		200	194,378
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)		475	451,635
JIC Zhixin Ltd., 3.50%, 11/24/27(h)		200	195,926
Kodit Global Co. Ltd., Series 2023-1, 4.95%, 05/25/26(h)		200	201,546
Macquarie Airfinance Holdings Ltd.(b)
6.40%, 03/26/29		90	93,671
8.13%, 03/30/29		301	318,790
6.50%, 03/26/31		230	242,785
Manappuram Finance Ltd., 7.38%, 05/12/28(h)		200	204,500
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26		2,402	2,390,345
6.00%, 01/15/27		244	244,028
6.50%, 08/01/29		682	693,477
5.13%, 12/15/30		113	108,401
5.75%, 11/15/31		436	427,093
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		401	427,594
7.13%, 11/15/30		396	410,033
Piramal Capital & Housing Finance Ltd., 7.80%, 01/29/28(h)		200	204,250
Power Finance Corp. Ltd., 3.75%, 12/06/27(h)		200	195,062
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(g)		1,095	1,051,285
3.88%, 03/01/31(g)		545	501,803
4.00%, 10/15/33		116	103,621
			13,043,984
Food Products — 1.9%
Aramark International Finance SARL, 3.13%, 04/01/25(h)	EUR	200	221,434
Aramark Services, Inc., 5.00%, 02/01/28(b)(g)	USD	552	550,225
B&G Foods, Inc., 8.00%, 09/15/28(b)		127	132,848
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28		675	657,357
7.63%, 07/01/29		1,660	1,743,201
Darling Global Finance BV, 3.63%, 05/15/26(h)	EUR	100	110,792
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(g)	USD	714	720,793
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31		151	160,191
9.63%, 09/15/32		175	181,149
General Mills, Inc.(g)
5.24%, 11/18/25		935	935,278
4.20%, 04/17/28		620	620,685
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		116	120,630
Kraft Heinz Foods Co.
4.25%, 03/01/31		68	67,841
5.00%, 07/15/35		214	220,654
7.13%, 08/01/39(b)(g)		4,415	5,274,013
4.63%, 10/01/39		100	95,355
5.00%, 06/04/42		12	11,717
4.38%, 06/01/46		158	139,836
5.50%, 06/01/50		2,825	2,904,808
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28		460	457,021
4.13%, 01/31/30(g)		515	483,050
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Lamb Weston Holdings, Inc.(b) (continued)
4.38%, 01/31/32(g)	USD	643	$ 596,433
Performance Food Group, Inc.(b)
4.25%, 08/01/29		851	809,255
6.13%, 09/15/32		712	727,561
Post Holdings, Inc.(b)
4.63%, 04/15/30(g)		434	415,277
4.50%, 09/15/31		72	67,263
6.25%, 02/15/32		388	399,527
6.38%, 03/01/33		340	345,548
10/15/34(c)		269	270,696
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		275	260,910
U.S. Foods, Inc.(b)
6.88%, 09/15/28		132	137,580
4.75%, 02/15/29		595	580,087
4.63%, 06/01/30		67	64,729
7.25%, 01/15/32		338	357,721
United Natural Foods, Inc., 6.75%, 10/15/28(b)		123	117,310
			20,958,775
Gas Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		109	114,464
Ground Transportation — 1.9%
BNSF Funding Trust I, (3-mo. LIBOR US + 2.35%), 6.61%, 12/15/55(a)(g)		6,125	6,174,116
Brightline East LLC, 11.00%, 01/31/30(b)		311	264,365
CSX Corp., 3.80%, 04/15/50(g)		770	633,951
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)		625	642,718
Norfolk Southern Corp., 6.00%, 03/15/2105		12,700	12,540,977
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		185	192,820
			20,448,947
Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc.
2.63%, 11/01/25(h)	EUR	300	331,090
4.63%, 07/15/28(b)(g)	USD	2,191	2,141,467
3.88%, 11/01/29(b)		395	373,737
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		1,975	2,088,562
Medline Borrower LP(b)
3.88%, 04/01/29		362	342,729
5.25%, 10/01/29(g)		2,905	2,850,336
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		783	806,749
Medtronic, Inc., 4.63%, 03/15/45(g)		647	621,352
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		328	363,041
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		279	289,744
Teleflex, Inc., 4.25%, 06/01/28(b)(g)		637	616,943
			10,825,750
Health Care Providers & Services — 4.0%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)		37	35,235
Aetna, Inc., 3.88%, 08/15/47(g)		3,500	2,733,323
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		609	595,568
Catalent Pharma Solutions, Inc.(b)
5.00%, 07/15/27		900	895,543
3.13%, 02/15/29		338	332,018
3.50%, 04/01/30		289	284,276
Security		Par (000)	Value
Health Care Providers & Services (continued)
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)	USD	68	$ 62,686
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27(g)		690	679,007
6.00%, 01/15/29(g)		1,469	1,426,091
5.25%, 05/15/30(g)		993	913,863
4.75%, 02/15/31(g)		348	305,908
10.88%, 01/15/32		943	1,039,172
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(b)		533	560,456
DaVita, Inc., 6.88%, 09/01/32(b)		249	257,231
Elevance Health, Inc., 4.55%, 03/01/48(g)		5,000	4,509,466
Encompass Health Corp.
4.75%, 02/01/30(g)		795	777,050
4.63%, 04/01/31		409	391,638
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)(g)		224	225,471
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		175	176,457
HCA, Inc.
5.38%, 09/01/26		359	362,887
5.63%, 09/01/28(g)		833	864,852
5.25%, 06/15/49(g)		3,500	3,323,270
HealthEquity, Inc., 4.50%, 10/01/29(b)		1,134	1,095,940
IQVIA, Inc.(b)
5.00%, 10/15/26		354	353,026
5.00%, 05/15/27		200	198,782
6.50%, 05/15/30		314	327,611
LifePoint Health, Inc.(b)(g)
9.88%, 08/15/30		440	484,442
11.00%, 10/15/30		741	836,134
10.00%, 06/01/32		390	428,753
Molina Healthcare, Inc.(b)
4.38%, 06/15/28(g)		659	640,662
3.88%, 11/15/30		491	456,099
3.88%, 05/15/32(g)		198	181,076
Star Parent, Inc., 9.00%, 10/01/30(b)		1,128	1,210,997
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(g)		956	997,847
Tenet Healthcare Corp.
6.13%, 06/15/30		243	246,971
6.75%, 05/15/31		3,342	3,483,604
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)(g)		357	369,766
UnitedHealth Group, Inc., 6.88%, 02/15/38(g)		10,000	12,111,208
			44,174,386
Health Care REITs — 0.2%
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	100	120,710
5.25%, 08/01/26	USD	78	74,268
5.00%, 10/15/27		62	55,619
4.63%, 08/01/29(g)		278	223,604
3.50%, 03/15/31		1,689	1,233,446
			1,707,647
Hotel & Resort REITs — 0.6%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		315	327,436
Pebblebrook Hotel LP/PEB Finance Corp., 10/15/29(b)(c)		159	160,052
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		30	29,634
7.25%, 07/15/28(b)		485	507,494
4.50%, 02/15/29(b)(g)		1,704	1,648,762
6.50%, 04/01/32(b)(g)		1,132	1,169,838

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotel & Resort REITs (continued)
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)	USD	199	$ 183,185
Service Properties Trust
8.63%, 11/15/31(b)		1,619	1,760,596
8.88%, 06/15/32(g)		625	597,010
			6,384,007
Hotels, Restaurants & Leisure — 3.4%
1011778 BC ULC/New Red Finance, Inc., 5.63%, 09/15/29(b)		253	256,656
Acushnet Co., 7.38%, 10/15/28(b)		48	50,599
Boyd Gaming Corp., 4.75%, 12/01/27		118	116,665
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		1,128	1,083,928
4.38%, 01/15/28		2,509	2,437,531
4.00%, 10/15/30		176	162,297
Carnival Corp.(b)
7.63%, 03/01/26		273	275,527
5.75%, 03/01/27		1,090	1,103,900
4.00%, 08/01/28		325	312,871
6.00%, 05/01/29		1,391	1,409,360
7.00%, 08/15/29		122	129,625
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)		3,899	4,207,287
Champion Path Holdings Ltd.(h)
4.50%, 01/27/26		500	487,188
4.85%, 01/27/28		500	467,344
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		821	783,914
6.75%, 01/15/30(g)		228	212,418
Fortune Star BVI Ltd.(h)
5.95%, 10/19/25		269	262,611
5.00%, 05/18/26		344	327,337
3.95%, 10/02/26	EUR	200	204,819
Haidilao International Holding Ltd., 2.15%, 01/14/26(h)	USD	200	192,250
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29(b)		259	245,492
4.88%, 01/15/30(g)		833	821,951
4.00%, 05/01/31(b)		248	231,894
3.63%, 02/15/32(b)		78	70,467
6.13%, 04/01/32(b)(g)		324	333,613
5.88%, 03/15/33(b)		882	898,715
Las Vegas Sands Corp.
3.50%, 08/18/26		96	93,974
3.90%, 08/08/29		88	83,874
Life Time, Inc.(b)
5.75%, 01/15/26		256	256,243
8.00%, 04/15/26		254	256,365
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		17	17,788
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		245	246,667
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		401	390,044
Marriott International, Inc., Series EE, 5.75%, 05/01/25(g)		1,295	1,299,426
McDonald’s Corp., 4.20%, 04/01/50		480	414,995
Melco Resorts Finance Ltd.
4.88%, 06/06/25(h)		400	395,875
4.88%, 06/06/25(b)		200	197,938
5.75%, 07/21/28(h)		300	289,875
5.38%, 12/04/29(b)		586	550,108
7.63%, 04/17/32(b)		576	593,064
7.63%, 04/17/32(h)		200	205,925
MGM China Holdings Ltd.
5.88%, 05/15/26(h)		200	199,563
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
MGM China Holdings Ltd. (continued)
4.75%, 02/01/27(b)	USD	200	$ 194,625
7.13%, 06/26/31(b)		200	206,126
MGM Resorts International, 6.13%, 09/15/29		612	619,617
NCL Corp. Ltd.(b)
5.88%, 03/15/26		124	124,008
8.38%, 02/01/28		206	216,330
8.13%, 01/15/29		171	182,833
7.75%, 02/15/29(g)		294	315,051
6.25%, 03/01/30		403	402,552
NCL Finance Ltd., 6.13%, 03/15/28(b)(g)		530	540,600
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		195	211,152
Royal Caribbean Cruises Ltd.(b)
4.25%, 07/01/26		200	197,743
5.38%, 07/15/27		378	381,388
5.50%, 04/01/28		162	164,054
5.63%, 09/30/31		1,572	1,592,632
6.25%, 03/15/32(g)		210	217,841
6.00%, 02/01/33		1,311	1,344,016
Sabre GLBL, Inc.(b)
8.63%, 06/01/27(g)		489	480,992
11.25%, 12/15/27		73	75,749
Station Casinos LLC(b)
4.63%, 12/01/31		976	905,057
6.63%, 03/15/32		261	266,806
Studio City Co. Ltd., 7.00%, 02/15/27(h)		200	201,875
Studio City Finance Ltd.(h)
6.50%, 01/15/28		300	294,188
5.00%, 01/15/29		530	483,625
Sunny Express Enterprises Corp., 2.95%, 03/01/27(h)		200	194,938
Viking Cruises Ltd.(b)
5.88%, 09/15/27		350	349,755
7.00%, 02/15/29		74	74,935
9.13%, 07/15/31		1,253	1,370,217
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		283	282,068
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		3	3,002
Wynn Macau Ltd.
4.88%, 10/01/24(h)		200	200,000
5.50%, 01/15/26(h)		230	228,347
5.50%, 01/15/26(b)		200	198,563
5.63%, 08/26/28(b)		1,501	1,457,921
5.13%, 12/15/29(b)		614	576,392
			37,132,981
Household Durables — 0.5%
Beazer Homes USA, Inc., 7.50%, 03/15/31(b)		129	133,856
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)		699	658,034
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		225	224,926
CD&R Smokey Buyer, Inc./Radio Systems Corp., 10/15/29(b)(c)		501	501,476
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		168	177,533
Empire Communities Corp., 9.75%, 05/01/29(b)		111	118,514
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		445	494,960
Lennar Corp., 5.25%, 06/01/26(g)		890	897,640
LGI Homes, Inc., 8.75%, 12/15/28(b)		183	195,978
Mattamy Group Corp., 4.63%, 03/01/30(b)		427	408,811
Meritage Homes Corp., 1.75%, 05/15/28(b)(k)		36	40,986
New Home Co., Inc., 9.25%, 10/01/29(b)		324	341,382
PulteGroup, Inc.
5.00%, 01/15/27		55	55,755
7.88%, 06/15/32		56	66,953
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
Scotts Miracle-Gro Co.
4.50%, 10/15/29	USD	45	$ 43,272
4.00%, 04/01/31		250	229,039
4.38%, 02/01/32		187	173,296
STL Holding Co. LLC, 8.75%, 02/15/29(b)		171	181,911
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29		563	525,050
3.88%, 10/15/31		9	8,022
Toll Brothers Finance Corp., 4.35%, 02/15/28		35	34,817
			5,512,211
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28		80	79,266
4.13%, 10/15/30(g)		159	147,814
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(b)		83	83,311
Spectrum Brands, Inc., 3.88%, 03/15/31(b)		20	17,510
			327,901
Independent Power and Renewable Electricity Producers — 0.3%
Greenko Dutch BV, 3.85%, 03/29/26(h)		722	696,122
India Green Power Holdings, 4.00%, 02/22/27(h)		653	622,482
NextEra Energy Partners LP(b)(k)
0.00%, 11/15/25(l)		1,190	1,111,460
2.50%, 06/15/26		284	266,948
ReNew Pvt Ltd., 5.88%, 03/05/27(h)		200	196,260
			2,893,272
Insurance — 5.8%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/30(b)		385	396,202
AIA Group Ltd., (5-year CMT + 1.76%), 2.70%(a)(h)(j)		200	193,096
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		26	24,890
6.75%, 10/15/27(g)		2,514	2,504,572
6.75%, 04/15/28		356	361,765
5.88%, 11/01/29		4	3,841
7.00%, 01/15/31		1,283	1,318,402
7.38%, 10/01/32		1,221	1,237,914
Allstate Corp., Series B, (3-mo. CME Term SOFR + 3.20%), 8.32%, 08/15/53(a)(g)		5,000	5,025,000
AmWINS Group, Inc.(b)
6.38%, 02/15/29		330	338,051
4.88%, 06/30/29		380	364,380
Aon Global Ltd., 4.25%, 12/12/42(g)		6,500	5,565,628
Aon North America, Inc., 5.75%, 03/01/54(g)		3,330	3,527,592
Ardonagh Finco Ltd., 7.75%, 02/15/31(b)		987	1,020,285
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		882	911,555
AssuredPartners, Inc., 7.50%, 02/15/32(b)		544	559,098
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)		112	117,847
Farmers Exchange Capital II, (3-mo. CME Term SOFR + 4.01%), 6.15%, 11/01/53(a)(b)(g)		4,890	4,657,259
FWD Group Holdings Ltd., 7.64%, 07/02/31(h)		400	434,224
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26(h)		200	191,168
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31		2,447	2,539,166
8.13%, 02/15/32		1,360	1,398,041
HUB International Ltd.(b)
7.25%, 06/15/30		4,862	5,065,622
Security		Par (000)	Value
Insurance (continued)
HUB International Ltd.(b) (continued)
7.38%, 01/31/32(g)	USD	5,433	$ 5,610,089
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		816	873,042
10.50%, 12/15/30		647	703,600
Meiji Yasuda Life Insurance Co., (5-year CMT + 3.03%), 5.80%, 09/11/54(a)(h)		350	359,532
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(b)(g)		12,000	13,171,269
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		3,757	3,940,751
Ryan Specialty LLC(b)
4.38%, 02/01/30		226	217,796
5.88%, 08/01/32		264	268,399
USI, Inc./New York, 7.50%, 01/15/32(b)(g)		670	694,086
			63,594,162
Interactive Media & Services — 0.5%
Baidu, Inc., 1.63%, 02/23/27		200	188,386
Netflix, Inc.
3.63%, 06/15/25(b)		210	208,344
5.88%, 11/15/28(g)		1,698	1,809,505
5.38%, 11/15/29(b)		2,007	2,111,626
4.88%, 06/15/30(b)		461	475,630
Tencent Holdings Ltd.(h)
3.60%, 01/19/28		200	195,937
3.68%, 04/22/41(g)		200	167,812
			5,157,240
Internet Software & Services — 0.6%
Acuris Finance U.S., Inc./Acuris Finance SARL(b)
5.00%, 05/01/28		724	663,095
9.00%, 08/01/29		200	201,000
ANGI Group LLC, 3.88%, 08/15/28(b)		432	396,158
Booking Holdings, Inc., 3.55%, 03/15/28(g)		3,375	3,325,481
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		368	350,289
5.63%, 09/15/28		540	507,156
ION Trading Technologies SARL, 9.50%, 05/30/29(b)		200	204,734
Match Group Holdings II LLC(b)
4.13%, 08/01/30		383	358,779
3.63%, 10/01/31(g)		217	194,324
			6,201,016
IT Services — 0.3%
Amentum Escrow Corp., 7.25%, 08/01/32(b)		391	408,060
CA Magnum Holdings
5.38%, 10/31/26(b)		964	950,398
5.38%, 10/31/26(h)		700	690,123
Insight Enterprises, Inc., 6.63%, 05/15/32(b)		226	235,895
KBR, Inc., 4.75%, 09/30/28(b)		93	88,919
McAfee Corp., 7.38%, 02/15/30(b)(g)		779	759,804
Wipro IT Services LLC, 1.50%, 06/23/26(h)		200	190,520
			3,323,719
Leisure Products — 0.0%
Mattel, Inc., 3.75%, 04/01/29(b)		122	116,578
Machinery — 0.9%
BWX Technologies, Inc.(b)
4.13%, 06/30/28		70	67,518
4.13%, 04/15/29		248	238,305
Chart Industries, Inc.(b)
7.50%, 01/01/30(g)		946	997,014
9.50%, 01/01/31		93	101,363

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
Esab Corp., 6.25%, 04/15/29(b)	USD	405	$ 415,958
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)		200	160,197
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)		1,107	1,155,167
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		177	181,425
Regal Rexnord Corp., 6.40%, 04/15/33(g)		510	545,452
Terex Corp.(b)
5.00%, 05/15/29		688	671,525
10/15/32(c)		299	299,000
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)		796	801,078
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)		3,002	2,969,599
Vertiv Group Corp., 4.13%, 11/15/28(b)		1,191	1,151,093
			9,754,694
Media — 5.4%
Cable One, Inc.
0.00%, 03/15/26(k)(l)		136	124,440
4.00%, 11/15/30(b)(g)		325	259,066
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.38%, 06/01/29		131	126,244
6.38%, 09/01/29(g)		7,991	8,000,469
4.75%, 03/01/30		63	57,950
4.50%, 08/15/30		113	102,432
4.25%, 02/01/31		1,041	917,880
7.38%, 03/01/31(g)		2,701	2,765,484
4.25%, 01/15/34(g)		1,209	991,694
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35		479	489,119
6.48%, 10/23/45		9,584	9,245,628
5.38%, 05/01/47		1,500	1,259,442
6.83%, 10/23/55		3,540	3,534,696
Comcast Corp., 3.75%, 04/01/40(g)		545	471,795
Cox Communications, Inc., 8.38%, 03/01/39(b)(g)		5,000	6,182,799
CSC Holdings LLC(b)
5.38%, 02/01/28		400	336,947
11.25%, 05/15/28		2,000	1,930,634
11.75%, 01/31/29		600	579,955
3.38%, 02/15/31		200	141,810
4.50%, 11/15/31		200	145,598
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)		1,309	1,285,219
Discovery Communications LLC, 4.88%, 04/01/43(g)		4,000	3,148,911
DISH DBS Corp.(b)
5.25%, 12/01/26		1,214	1,121,886
5.75%, 12/01/28		321	280,464
DISH Network Corp., 11.75%, 11/15/27(b)		1,698	1,782,102
GCI LLC, 4.75%, 10/15/28(b)		160	153,647
Gray Television, Inc., 10.50%, 07/15/29(b)(g)		1,019	1,064,308
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		860	786,924
Midcontinent Communications, 8.00%, 08/15/32(b)		522	531,300
Paramount Global, 5.85%, 09/01/43(g)		1,300	1,133,751
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		586	499,932
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26		62	59,902
5.00%, 08/01/27		684	672,903
Sunrise FinCo I BV, 4.88%, 07/15/31(b)		768	726,666
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		1,000	977,500
Security		Par (000)	Value
Media (continued)
Time Warner Cable LLC, 6.55%, 05/01/37	USD	3,519	$ 3,483,129
Univision Communications, Inc.(b)
6.63%, 06/01/27		604	604,739
8.00%, 08/15/28		1,110	1,134,936
07/31/31(c)(g)		552	553,233
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)		1,452	1,399,383
Ziggo BV, 4.88%, 01/15/30(b)		605	574,882
			59,639,799
Metals & Mining — 2.3%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28(h)		306	312,120
Advanced Drainage Systems, Inc.(b)
5.00%, 09/30/27		90	88,939
6.38%, 06/15/30		724	739,547
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		268	287,586
11.50%, 10/01/31(g)		1,202	1,358,523
ATI, Inc.
5.88%, 12/01/27		253	252,668
7.25%, 08/15/30		657	699,598
5.13%, 10/01/31		656	637,249
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		2,424	2,455,774
Carpenter Technology Corp., 7.63%, 03/15/30		108	113,084
Chinalco Capital Holdings Ltd., 2.13%, 06/03/26(h)		200	192,375
Constellium SE(b)
3.75%, 04/15/29(g)		1,731	1,616,511
6.38%, 08/15/32		446	457,740
First Quantum Minerals Ltd., 9.38%, 03/01/29(b)		826	875,560
JSW Steel Ltd., 3.95%, 04/05/27(h)		500	480,156
Kaiser Aluminum Corp.(b)(g)
4.63%, 03/01/28		1,058	1,023,239
4.50%, 06/01/31		1,017	930,465
New Gold, Inc., 7.50%, 07/15/27(b)		1,547	1,577,569
Novelis Corp.(b)
3.25%, 11/15/26		599	578,019
4.75%, 01/30/30(g)		3,350	3,247,845
3.88%, 08/15/31		1,265	1,156,415
Periama Holdings LLC, 5.95%, 04/19/26(h)		200	199,562
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		249	238,886
Southern Copper Corp., 5.88%, 04/23/45(g)		3,870	4,024,800
Steel Dynamics, Inc., 3.25%, 10/15/50		1,145	805,108
Vallourec SACA, 7.50%, 04/15/32(b)		449	476,288
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(h)		300	304,365
			25,129,991
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29		398	388,716
7.00%, 07/15/31		319	338,213
Starwood Property Trust, Inc.
4.38%, 01/15/27		70	68,214
7.25%, 04/01/29		250	262,141
04/15/30(c)		116	116,047
			1,173,331
Oil, Gas & Consumable Fuels — 12.9%
Aethon United BR LP/Aethon United Finance Corp.(b)
8.25%, 02/15/26		430	435,081
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Aethon United BR LP/Aethon United Finance Corp.(b) (continued)
10/01/29(c)	USD	508	$ 514,731
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 01/15/28		127	127,196
5.38%, 06/15/29		1,095	1,083,488
6.63%, 02/01/32		417	431,589
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		208	248,653
8.25%, 12/31/28(g)		938	960,957
Baytex Energy Corp., 8.50%, 04/30/30(b)(g)		109	112,969
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		321	333,707
7.25%, 07/15/32		258	270,745
Borr IHC Ltd./Borr Finance LLC(b)
10.00%, 11/15/28(g)		243	250,367
10.38%, 11/15/30		195	205,778
Buckeye Partners LP
4.13%, 03/01/25(b)		399	395,685
6.88%, 07/01/29(b)		139	142,415
5.85%, 11/15/43		383	342,431
5.60%, 10/15/44		191	163,464
Chesapeake Energy Corp., 5.88%, 02/01/29(b)		80	80,410
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		733	762,724
Civitas Resources, Inc.(b)
8.38%, 07/01/28		347	360,696
8.63%, 11/01/30(g)		212	224,609
8.75%, 07/01/31		768	812,957
CNOOC Finance 2014 ULC, Series 2014, 4.88%, 04/30/44		250	253,160
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25		250	248,330
Comstock Resources, Inc.(b)
6.75%, 03/01/29(g)		452	441,288
6.75%, 03/01/29		197	191,727
5.88%, 01/15/30		1,078	1,008,024
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		2,468	2,420,678
Crescent Energy Finance LLC(b)
7.63%, 04/01/32(g)		366	366,116
7.38%, 01/15/33		854	840,526
Devon Energy Corp.
5.25%, 10/15/27		130	130,602
5.88%, 06/15/28		204	206,227
4.50%, 01/15/30		117	115,964
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		318	332,265
Diamondback Energy, Inc.(g)
3.50%, 12/01/29		692	658,166
6.25%, 03/15/33		2,880	3,105,986
DT Midstream, Inc.(b)
4.13%, 06/15/29		591	565,316
4.38%, 06/15/31		568	537,671
eG Global Finance PLC, 12.00%, 11/30/28(b)		418	466,514
Enbridge, Inc.
6.70%, 11/15/53(g)		5,595	6,478,555
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78(a)		5,000	4,995,320
Series 16-A, (3-mo. CME Term SOFR + 4.15%), 6.00%, 01/15/77(a)		5,880	5,884,986
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)	USD	323	$ 339,710
Energy Transfer LP
5.50%, 06/01/27		406	416,382
7.38%, 02/01/31(b)		417	443,625
6.13%, 12/15/45(g)		3,579	3,735,148
Series B, (3-mo. LIBOR US + 4.16%), 6.63%(a)(j)		5,000	4,928,334
Series H, (5-year CMT + 5.69%), 6.50%(a)(j)		121	120,711
EnLink Midstream Partners LP, 4.85%, 07/15/26		35	35,032
Enterprise Products Operating LLC(g)
4.90%, 05/15/46		5,375	5,138,664
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(a)		4,800	4,734,702
EQM Midstream Partners LP(b)
6.38%, 04/01/29		481	496,641
7.50%, 06/01/30		141	154,851
4.75%, 01/15/31(g)		802	776,583
Exxon Mobil Corp., 3.45%, 04/15/51(g)		3,890	3,014,308
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		393	397,928
8.25%, 01/15/29		463	479,418
8.88%, 04/15/30		270	283,831
7.88%, 05/15/32		550	559,980
Gulfport Energy Corp., 6.75%, 09/01/29(b)		243	245,842
Harbour Energy PLC, 5.50%, 10/15/26(b)		200	199,135
Harvest Midstream I LP, 7.50%, 05/15/32(b)		308	323,967
Hess Midstream Operations LP, 6.50%, 06/01/29(b)		368	380,897
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		238	237,523
5.75%, 02/01/29		272	264,613
6.00%, 04/15/30		32	31,191
8.38%, 11/01/33		647	697,530
6.88%, 05/15/34		484	482,202
Howard Midstream Energy Partners LLC(b)
8.88%, 07/15/28		390	413,635
7.38%, 07/15/32		219	226,819
ITT Holdings LLC, 6.50%, 08/01/29(b)(g)		711	673,568
Kinder Morgan, Inc.
7.80%, 08/01/31		197	229,266
7.75%, 01/15/32(g)		4,586	5,356,299
Kinetik Holdings LP(b)
6.63%, 12/15/28		83	86,142
5.88%, 06/15/30		18	18,123
Marathon Petroleum Corp., 5.13%, 12/15/26(g)		937	951,709
Matador Resources Co.(b)
6.88%, 04/15/28		274	278,683
6.50%, 04/15/32		437	436,376
Medco Bell Pte. Ltd., 6.38%, 01/30/27(h)		300	299,223
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(h)		400	399,448
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(b)		248	244,884
MPLX LP
5.20%, 03/01/47(g)		3,500	3,318,180
4.70%, 04/15/48(g)		5,000	4,360,557
5.50%, 02/15/49(g)		2,640	2,570,423
5.65%, 03/01/53		885	880,011
Murphy Oil Corp., 5.88%, 12/01/42		47	42,754
Nabors Industries Ltd., 7.50%, 01/15/28(b)(g)		788	738,315
Nabors Industries, Inc.(b)
7.38%, 05/15/27		126	126,281
9.13%, 01/31/30(g)		175	180,477
8.88%, 08/15/31		83	78,956

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29(g)	USD	726	$ 744,402
8.38%, 02/15/32		1,470	1,514,916
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		1,117	1,322,438
Noble Finance II LLC, 8.00%, 04/15/30(b)		869	896,629
Northern Oil & Gas, Inc.
8.13%, 03/01/28(b)		1,220	1,228,850
3.63%, 04/15/29(k)		212	241,998
8.75%, 06/15/31(b)		470	489,747
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		244	251,837
NuStar Logistics LP, 6.00%, 06/01/26		163	163,969
Occidental Petroleum Corp., 6.20%, 03/15/40		568	589,668
Parkland Corp., 6.63%, 08/15/32(b)		348	353,283
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		269	277,099
Permian Resources Operating LLC(b)
8.00%, 04/15/27		444	457,147
5.88%, 07/01/29		1,002	1,001,060
9.88%, 07/15/31		459	512,239
7.00%, 01/15/32(g)		472	491,037
6.25%, 02/01/33		685	696,052
Pertamina Persero PT(h)
1.40%, 02/09/26		250	238,750
2.30%, 02/09/31		200	174,125
Petroleos Mexicanos, 6.70%, 02/16/32		695	621,434
Petronas Capital Ltd.(h)
2.48%, 01/28/32		200	174,136
4.50%, 03/18/45		200	184,992
Plains All American Pipeline LP, Series B, (3-mo. CME Term SOFR + 4.37%), 9.49%(a)(j)		2,215	2,205,457
Prairie Acquiror LP, 9.00%, 08/01/29(b)		269	277,738
Precision Drilling Corp., 6.88%, 01/15/29(b)		18	17,963
Reliance Industries Ltd., 3.67%, 11/30/27(h)		300	293,438
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)		580	565,074
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26(g)		1,481	1,505,193
Sinopec Group Overseas Development 2018 Ltd., 2.30%, 01/08/31(h)		500	450,480
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		574	600,464
SM Energy Co.
6.75%, 09/15/26		393	392,801
7.00%, 08/01/32(b)		160	160,618
Southwestern Energy Co.
5.70%, 01/23/25		29	28,976
5.38%, 02/01/29		308	306,962
4.75%, 02/01/32		8	7,653
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)		198	207,102
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28		317	318,584
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		255	246,885
7.38%, 02/15/29		672	679,577
6.00%, 12/31/30		70	66,501
6.00%, 09/01/31		239	226,351
Talos Production, Inc.(b)
9.00%, 02/01/29		218	224,466
9.38%, 02/01/31		218	224,128
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		376	357,244
TransCanada PipeLines Ltd., 4.88%, 05/15/48(g)		4,000	3,743,625
Transcanada Trust, (3-mo. LIBOR US + 3.53%), 5.63%, 05/20/75(a)(g)		2,755	2,727,888
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Transocean Aquila Ltd., 8.00%, 09/30/28(b)	USD	167	$ 170,835
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		232	238,963
Transocean, Inc.(b)
8.00%, 02/01/27		445	444,731
8.25%, 05/15/29		941	932,839
8.75%, 02/15/30(g)		1,196	1,246,936
8.50%, 05/15/31		949	942,973
Valaris Ltd., 8.38%, 04/30/30(b)		1,179	1,214,375
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		1,174	1,109,467
3.88%, 11/01/33		455	408,073
Venture Global LNG, Inc.(b)
9.50%, 02/01/29(g)		3,215	3,621,713
8.38%, 06/01/31(g)		2,064	2,179,431
9.88%, 02/01/32		1,926	2,140,155
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		270	269,888
Vital Energy, Inc.
9.75%, 10/15/30(g)		480	512,894
7.88%, 04/15/32(b)		859	832,122
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		277	272,583
Williams Cos., Inc.(g)
8.75%, 03/15/32		2,478	3,032,344
5.10%, 09/15/45		5,075	4,831,668
Woodside Finance Ltd., 3.70%, 09/15/26(h)		200	196,618
			141,396,534
Paper & Forest Products(g) — 1.6%
International Paper Co.
8.70%, 06/15/38		4,000	5,098,449
7.30%, 11/15/39		10,000	12,132,197
			17,230,646
Passenger Airlines — 0.8%
Air Canada, 3.88%, 08/15/26(b)		549	534,609
American Airlines, Inc., 8.50%, 05/15/29(b)(g)		606	642,975
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)		687	695,531
Singapore Airlines Ltd., 3.00%, 07/20/26(h)		200	195,375
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 09/15/28(b)		1,038	978,952
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29(g)		3,414	3,484,224
United Airlines, Inc.(b)
4.38%, 04/15/26		932	917,040
4.63%, 04/15/29(g)		1,362	1,315,772
			8,764,478
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(b)		146	151,699
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		425	428,281
Prestige Brands, Inc., 3.75%, 04/01/31(b)		233	213,396
			793,376
Pharmaceuticals — 4.0%
1375209 BC Ltd., 9.00%, 01/30/28(b)		550	545,113
AbbVie, Inc.(g)
4.75%, 03/15/45		5,485	5,335,663
4.70%, 05/14/45		3,255	3,149,791
Bausch Health Cos., Inc.(b)
6.13%, 02/01/27		433	391,073
5.75%, 08/15/27		58	49,279
11.00%, 09/30/28		1,190	1,109,675
Bayer U.S. Finance LLC, 6.88%, 11/21/53(b)		715	801,272
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp.(g)
5.13%, 07/20/45	USD	3,879	$ 3,614,042
5.05%, 03/25/48		8,205	7,488,946
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)(g)		445	476,832
Jazz Securities DAC, 4.38%, 01/15/29(b)		853	824,949
Merck & Co., Inc., 6.50%, 12/01/33(g)		6,420	7,407,262
Option Care Health, Inc., 4.38%, 10/31/29(b)(g)		461	438,002
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
4.13%, 04/30/28		1,233	1,185,637
7.88%, 05/15/34		323	342,202
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)		707	685,302
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30(g)		8,270	7,357,885
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		1,174	1,125,937
4.75%, 05/09/27		200	196,875
7.88%, 09/15/29		451	497,791
8.13%, 09/15/31		200	229,438
			43,252,966
Real Estate Management & Development — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)		408	379,384
Series AI, 7.00%, 04/15/30		320	297,265
AYC Finance Ltd., 3.90%(h)(j)		300	199,219
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(h)		200	198,202
CoreLogic, Inc., 4.50%, 05/01/28(b)		1,488	1,404,371
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		216	235,825
Fantasia Holdings Group Co. Ltd., 7.95%, 07/05/22(e)(h)(m)		1,050	15,750
Howard Hughes Corp., 4.13%, 02/01/29(b)		176	164,148
New Metro Global Ltd., 4.50%, 05/02/26(h)		349	253,025
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(b)		4,485	4,412,190
Sinochem Offshore Capital Co. Ltd., 1.50%, 09/23/26(h)		200	188,438
Sunac China Holdings Ltd.(h)(i)
(1.00 % PIK), 1.00%, 09/30/32		22	1,541
(5.00% Cash or 6.00% PIK), 6.00%, 09/30/26		19	2,304
(5.25% Cash or 6.25% PIK), 6.25%, 09/30/27(e)(m)		18	1,988
(5.50% Cash or 6.50% PIK), 6.50%, 09/30/27		38	3,590
(5.75% Cash or 6.75% PIK), 6.75%, 09/30/28		57	4,972
(6.00% Cash or 7.00% PIK), 7.00%, 09/30/29		57	4,415
(6.25% Cash or 7.25% PIK), 7.25%, 09/30/30		27	1,878
Wharf REIC Finance BVI Ltd., 2.88%, 05/07/30(h)		200	183,625
Yango Justice International Ltd.(e)(h)(m)
8.25%, 11/25/23		200	500
7.50%, 04/15/24		200	500
			7,953,130
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		286	278,338
Semiconductors & Semiconductor Equipment — 2.2%
Broadcom, Inc., 5.00%, 04/15/30(g)		10,970	11,344,690
Entegris, Inc., 4.75%, 04/15/29(b)		258	254,246
Lam Research Corp., 4.88%, 03/15/49(g)		875	855,878
NVIDIA Corp.(g)
3.50%, 04/01/50		2,785	2,285,860
3.70%, 04/01/60		1,760	1,448,263
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/27	USD	750	$ 752,145
3.40%, 05/01/30		1,755	1,656,536
QUALCOMM, Inc.
4.30%, 05/20/47(g)		3,500	3,184,523
6.00%, 05/20/53		1,993	2,258,624
Synaptics, Inc., 4.00%, 06/15/29(b)		10	9,473
TSMC Global Ltd., 2.25%, 04/23/31(h)		250	219,795
			24,270,033
Software — 3.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		3,534	3,394,709
Camelot Finance SA, 4.50%, 11/01/26(b)		1,176	1,158,892
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		717	759,703
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)(g)		736	765,503
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		765	782,296
Clarivate Science Holdings Corp.(b)(g)
3.88%, 07/01/28		1,831	1,757,162
4.88%, 07/01/29		1,122	1,079,184
Cloud Software Group, Inc.(b)
6.50%, 03/31/29(g)		3,696	3,677,396
9.00%, 09/30/29(g)		3,385	3,444,611
8.25%, 06/30/32		2,744	2,868,300
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)(g)		592	589,490
Elastic NV, 4.13%, 07/15/29(b)		718	670,800
Fair Isaac Corp., 4.00%, 06/15/28(b)		393	380,260
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b)
4.63%, 05/01/28		205	188,914
8.75%, 05/01/29		219	223,857
Oracle Corp.(g)
3.95%, 03/25/51		4,425	3,561,253
5.55%, 02/06/53		1,280	1,309,889
PTC, Inc.(b)
3.63%, 02/15/25		166	165,424
4.00%, 02/15/28		365	354,083
SS&C Technologies, Inc.(b)
5.50%, 09/30/27		3,632	3,630,427
6.50%, 06/01/32		1,008	1,042,075
Twilio, Inc.
3.63%, 03/15/29		259	240,983
3.88%, 03/15/31		558	515,497
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		447	419,348
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		345	318,909
			33,298,965
Specialty Retail(b) — 0.2%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 8.50%, 10/01/28		222	225,954
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29		1,067	1,053,306
Staples, Inc., 10.75%, 09/01/29		303	294,001
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31		237	220,965
			1,794,226
Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC/EMC Corp.(g)
5.85%, 07/15/25		2,395	2,413,267

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC/EMC Corp.(g) (continued)
8.35%, 07/15/46	USD	1,005	$ 1,359,034
NCR Atleos Corp., 9.50%, 04/01/29(b)		355	390,808
Seagate HDD Cayman
8.25%, 12/15/29(g)		589	639,393
8.50%, 07/15/31		701	764,995
			5,567,497
Textiles, Apparel & Luxury Goods(b) — 0.1%
Crocs, Inc., 4.13%, 08/15/31		244	221,620
Hanesbrands, Inc.
4.88%, 05/15/26(g)		196	194,282
9.00%, 02/15/31		21	22,667
Levi Strauss & Co., 3.50%, 03/01/31		462	418,734
S&S Holdings LLC, 10/01/31(c)		107	107,734
			965,037
Tobacco(g) — 2.1%
Altria Group, Inc., 10.20%, 02/06/39		13,392	19,248,320
BAT Capital Corp., 4.54%, 08/15/47		1,999	1,688,485
Reynolds American, Inc., 5.85%, 08/15/45		2,335	2,336,085
			23,272,890
Trading Companies & Distributors(b) — 0.2%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29		24	22,437
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		685	687,211
Gates Corp., 6.88%, 07/01/29		419	434,023
H&E Equipment Services, Inc., 3.88%, 12/15/28(g)		132	123,927
Resideo Funding, Inc.
4.00%, 09/01/29		97	91,369
6.50%, 07/15/32(g)		578	593,324
			1,952,291
Transportation Infrastructure — 0.6%
FedEx Corp., 5.25%, 05/15/50(g)		6,000	5,918,582
GN Bondco LLC, 9.50%, 10/15/31(b)(g)		218	229,465
SF Holding Investment 2021 Ltd., 2.38%, 11/17/26(h)		200	191,875
			6,339,922
Total Corporate Bonds — 111.8% (Cost: $1,200,406,767)			1,223,572,167
Fixed Rate Loan Interests
Advertising Agencies — 0.0%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27		130	129,025
Software — 0.0%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		145	145,544
Total Fixed Rate Loan Interests — 0.0% (Cost: $273,884)			274,569
Floating Rate Loan Interests(a)
Advertising Agencies — 0.0%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.96%, 08/23/28		84	83,144
Aerospace & Defense — 0.2%
Amazon Holdco, Inc., 2024 Term Loan B, 09/29/31(n)		173	172,351
Security		Par (000)	Value
Aerospace & Defense (continued)
Barnes Group, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.35%, 09/03/30	USD	175	$ 175,193
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 10/31/30		124	124,093
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.24%, 08/03/29		160	152,888
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 08/24/28		482	481,754
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.10%, 04/21/31		162	162,473
Propulsion BC Newco LLC, Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.35%, 09/14/29		29	28,908
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 08/24/28		186	185,955
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 7.10%, 02/28/31		550	547,664
2024 Term Loan, (Prime + 1.50%), 7.32%, 01/19/32		255	253,937
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 03/22/30		41	40,774
			2,325,990
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 03/17/30		43	43,116
Automobile Components — 0.1%
Clarios Global LP, 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 05/06/30		416	415,822
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.23%, 11/17/28		166	157,433
			573,255
Automobiles — 0.0%
RVR Dealership Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.90%), 8.50%, 02/08/28		22	19,148
Beverages — 0.1%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.70%, 01/24/30		225	136,742
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.95%, 01/24/29		368	300,002
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.12%, 03/31/28		121	120,790
			557,534
Broadline Retail — 0.0%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.75%, 11/08/27		256	256,427
Building Materials — 0.2%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR + 4.51%), 9.12%, 05/17/28		123	103,000
AZEK Group LLC, 2024 Term Loan B, 09/19/31(d)(n)		118	118,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
Chariot Buyer LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 11/03/28	USD	81	$ 81,357
Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.20%, 11/03/28		367	364,619
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 11/23/27		130	127,949
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.35%, 10/02/28		62	61,163
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.56%, 08/04/31		188	187,496
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.56%, 05/31/30		294	293,311
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.85%, 03/08/29		96	92,297
Oscar AcquisitionCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.50%, 04/29/29		149	146,666
Potters Borrower LP, 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.60%, 12/14/27		63	62,946
Quikrete Holdings, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 7.10%, 03/19/29		74	74,041
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 04/02/29(d)		66	66,338
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.92%, 09/22/28		48	48,431
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.05%, 01/12/29		90	90,074
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.85%, 08/05/31		374	369,636
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.96%, 10/04/28		96	96,944
			2,384,268
Building Products — 0.1%
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/19/28		223	222,471
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.25%, 01/29/31		326	317,193
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.29%, 06/17/31		71	70,911
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 10/19/29		422	418,584
			1,029,159
Capital Markets — 0.2%
Aretec Group, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 08/09/30		82	80,441
Ascensus Holdings, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 08/02/28		433	432,259
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.35%, 04/09/27		585	571,914
Security		Par (000)	Value
Capital Markets (continued)
Deerfield Dakota Holding LLC (continued)
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 11.62%, 04/07/28	USD	190	$ 185,250
Grant Thornton LLP/Chicago, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 06/02/31		44	44,049
Jane Street Group LLC, 2024 Term Loan B, 01/26/28(n)		37	36,958
Wec U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 01/27/31		198	197,883
			1,548,754
Chemicals — 0.3%
Arc Falcon I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.45%, 09/30/28		83	82,492
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.95%, 11/24/27		73	72,613
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.85%), 9.10%, 08/27/26		54	50,212
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 12/20/29		178	178,395
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 08/18/28		147	146,382
Derby Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 11/01/30		316	316,489
Discovery Purchaser Corp., Term Loan, 10/04/29(n)		36	35,765
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.50%, 06/12/31		183	181,959
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.85%, 12/18/30		245	245,142
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.85%, 02/15/30		121	121,090
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.53%, 07/03/28		171	159,727
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 02/18/30		72	71,371
LSF11 A5 Holdco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 10/15/28		235	234,194
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.35%, 03/29/28		283	283,531
Nouryon USA LLC, 2024 USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.63%, 04/03/28		163	163,061
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.10%, 06/20/31		206	206,250
OQ Chemicals Corp.
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.70%), 8.92%, 12/31/26		200	168,962
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.92%, 12/31/26		25	25,726
Paint Intermediate III LLC, 2024 Term Loan B, 09/11/31(n)		70	69,825

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.76%, 03/16/27	USD	78	$ 78,322
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.45%, 08/02/30		231	230,287
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.85%, 09/22/28		197	197,435
			3,319,230
Commercial Services & Supplies — 0.7%
Albion Financing 3 SARL, 2024 USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.83%, 08/16/29		245	246,064
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 7.46%, 02/04/28		244	243,953
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 05/12/28		609	603,063
APi Group DE, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/03/29		135	134,853
Aramark Services, Inc., 2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.85%, 04/06/28		113	113,057
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.71%, 08/06/27		70	69,441
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR + 3.60%, 0.25% PIK), 8.45%, 03/03/25(i)		182	180,545
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.51%), 7.62%, 11/13/25		366	365,851
2023 1st Lien Term Loan, (3-mo. CME Term SOFR + 2.35%), 7.63%, 04/18/29		53	53,303
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.19%), 7.32%, 04/13/28		177	176,474
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.10%, 01/31/31		547	546,770
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.36%), 7.21%, 11/24/28		215	214,502
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1- mo. CME Term SOFR + 2.75%), 7.60%, 01/31/31		403	402,523
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.85%, 02/23/29		403	386,880
CHG Healthcare Services, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 09/29/28		182	181,797
Covanta Holding Corp., Incremental TLB, , 11/30/28(n)		39	38,872
Creative Artists Agency LLC, 2024 Term Loan B, (Prime + 2.25%), 10.25%, 11/27/28		428	427,567
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.35%, 07/06/29		239	238,858
Fleet US Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.58%, 02/21/31(d)		8	7,980
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Fortress Transportation and Infrastructure Investors LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 06/27/31	USD	75	$ 74,813
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.00%, 04/29/29		85	70,957
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.60%, 02/01/29		112	112,133
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.88%, 06/30/28		108	96,837
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 8.46%, 06/30/28		21	18,504
KUEHG Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.10%, 06/12/30		165	165,701
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.21%, 08/11/28		27	26,848
Mavis Tire Express Services Topco Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.35%, 05/04/28		335	335,180
Neon Maple U.S. Debt Mergersub, Inc., 2024 Term Loan B1, 07/18/31(n)		216	213,570
Prime Security Services Borrower LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.45%, 10/13/30		109	109,356
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 11/14/30		11	10,817
Sotheby’s, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.61%), 10.06%, 01/15/27		304	299,502
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 10/04/30		193	193,754
Trans Union LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.85%, 12/01/28		314	313,268
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 06/24/31		110	109,841
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.85%, 11/02/27		149	144,211
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.37%, 02/22/31		133	132,003
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.10%, 07/30/28(d)		128	127,481
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 9.12%, 12/17/28		111	78,730
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.01%, 01/30/31		334	333,432
			7,599,291
Construction & Engineering — 0.2%
AECOM, 2024 Term Loan B, (1-mo. CME Term SOFR + 1.88%), 6.72%, 04/18/31		157	157,652
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 7.71%, 09/22/28		153	152,232
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 09/22/28		157	157,055
Arcosa, Inc., Term Loan B, 08/12/31(d)(n)		69	68,509
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction & Engineering (continued)
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.75%, 08/01/30	USD	520	$ 505,224
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.84%, 07/01/31		185	184,518
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 07/01/31		267	266,408
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.45%, 12/16/27		61	61,424
			1,553,022
Construction Materials — 0.0%
Quikrete Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 04/14/31		98	98,505
Consumer Finance — 0.1%
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.85%, 05/19/31		219	217,865
Edelman Financial Engines Center LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.10%, 04/07/28		128	127,291
Focus Financial Partners, LLC(n)
2024 Delayed Draw Term Loan, 09/11/31		39	39,165
2024 Term Loan B8, 09/11/31		180	179,765
Osaic Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 08/17/28		274	270,722
			834,808
Consumer Staples Distribution & Retail — 0.0%
Peer Holding III BV, 2024 USD Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.60%, 07/01/31		97	97,162
Containers & Packaging — 0.1%
Charter Next Generation, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.10%, 12/01/27		455	454,506
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.95%, 10/29/28		186	181,879
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/15/27		158	158,393
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 07/31/26		77	77,496
Trident TPI Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 09/15/28		149	148,597
			1,020,871
Diversified REITs — 0.0%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/25/31		198	197,584
Diversified Telecommunication Services — 0.2%
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US at 0.00% Floor + 2.75%), 8.31%, 01/31/26		246	238,380
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.80%, 08/15/28	USD	287	$ 214,538
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.96%, 10/24/30		202	202,458
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.35%, 09/27/29		125	116,605
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.71%, 04/30/28		63	58,929
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.10%, 09/20/30		90	88,832
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/29		90	91,442
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/30		90	91,797
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.32%, 04/15/29		101	88,003
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.32%, 04/15/30		103	88,859
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.85%, 06/01/28		12	11,220
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.36%), 9.21%, 09/01/28		146	127,961
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.73%, 05/30/30		73	66,519
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.35%, 03/02/29		148	135,228
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 8.46%, 01/31/29		225	215,001
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.97%, 03/09/27		649	592,283
			2,428,055
Electric Utilities — 0.1%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 07/31/30		230	228,666
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/31/31		80	79,309
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.31%, 12/15/27		225	225,311
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 05/22/31		37	37,222
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.26%, 04/16/31		171	171,268
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.96%, 01/21/28		125	125,456
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 12/20/30(n)		56	55,522
			922,754
Electronic Equipment, Instruments & Components — 0.1%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.61%, 06/20/31(d)		56	55,790

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.35%, 07/02/29	USD	247	$ 246,485
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR + 2.86%), 7.71%, 07/31/28		26	25,783
Roper Industrial Products Investment Co., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.85%, 11/22/29		355	355,704
			683,762
Entertainment — 0.5%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.79%, 10/02/28		173	164,580
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.75%), 7.60%, 02/06/31		541	540,100
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 02/06/30		132	132,176
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.10%), 6.95%, 03/17/28(d)		181	180,892
Delta 2 Lux SARL(n)
2024 Term Loan B1, 09/10/31		228	227,742
2024 Term Loan B2, 09/10/31		114	113,627
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 8.85%, 08/31/30		93	93,660
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 11/29/30		460	459,362
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.33%, 04/14/29		199	198,517
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.20%, 03/24/25		187	186,957
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.81%, 10/19/26		447	446,325
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.10%, 11/12/29		236	226,678
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.85%, 06/25/31		91	90,431
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.85%), 7.71%, 05/03/29		192	192,546
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.71%, 03/13/28		227	225,502
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 04/04/29		74	73,512
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 08/25/28		55	54,895
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/01/31		100	99,476
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.01%), 8.29%, 04/29/26		355	355,215
Security		Par (000)	Value
Entertainment (continued)
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 7.71%, 05/18/25	USD	458	$ 457,434
WMG Acquisition Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 01/24/31		438	437,361
			4,956,988
Environmental, Maintenance & Security Service — 0.1%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.60%, 10/24/30		87	86,590
Clean Harbors, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.75%), 6.71%, 10/09/28		160	160,291
Covanta Holding Corp.
2021 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.35%, 11/30/28		82	81,648
2021 Term Loan C, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.59%, 11/30/28		6	6,273
Filtration Group Corp., 2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 10/21/28		424	423,842
GFL Enviromental, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.32%, 07/03/31		96	95,863
JFL-Tiger Acquisition Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.46%, 10/17/30		86	86,547
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.89%, 06/21/28		447	446,389
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 8.20%, 03/09/28		124	64,675
			1,452,118
Financial Services — 0.0%
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.70%, 10/22/27		80	79,815
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.45%, 10/22/26		252	252,470
FinCo I LLC, 2024 Term Loan B, 06/27/29(n)		20	19,988
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 11/05/28		75	75,334
			427,607
Food Products — 0.2%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 8.71%, 10/01/25		133	128,287
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 06/22/30		241	241,135
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.36%), 8.21%, 10/25/27		580	581,390
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 10/25/27		92	92,510
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 7.20%, 01/29/27		556	554,501
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 9.01%, 05/23/25	USD	54	$ 40,247
Nomad Foods U.S. LLC, Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 11/12/29		74	74,126
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.96%, 09/13/26		40	40,020
2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.85%, 11/22/28		90	90,451
2024 1st Lien Term Loan B, 09/26/31(d)(n)		330	330,413
UTZ Quality Foods LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 7.35%, 01/20/28		309	308,353
			2,481,433
Ground Transportation — 0.0%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/10/31		338	337,155
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.81%, 08/20/29(d)		51	37,967
			375,122
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.95%, 11/08/27		199	199,658
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 09/29/28		111	110,673
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.27%, 05/10/27		316	314,711
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.28%, 10/19/27		171	170,219
Medline Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 10/23/28		682	682,329
2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.10%, 10/23/28		224	223,680
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 05/30/31		290	288,912
			1,990,182
Health Care Providers & Services — 0.2%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 7.03%, 02/22/28		240	239,973
Concentra Health Services, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 07/28/31(d)		50	49,875
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.96%, 11/01/28		268	268,537
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.71%), 9.99%, 11/30/28		177	125,962
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 11.03%, 08/31/28		57	56,847
Security		Par (000)	Value
Health Care Providers & Services (continued)
Fortrea Holdings, Inc., Term Loan B, (6-mo. CME Term SOFR + 3.75%), 8.49%, 07/01/30	USD	22	$ 21,523
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 07/03/28		58	57,855
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 07/03/28		14	14,415
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 01/02/31		158	158,355
Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.85%, 11/01/28		116	87,435
Phoenix Newco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 11/15/28		350	349,421
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 7.70%, 11/18/27		151	150,079
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 09/27/30		163	158,529
Surgery Center Holdings, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.67%, 12/19/30		156	155,846
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.35%, 01/08/27		117	117,304
			2,011,956
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 05/18/30		79	79,212
Hotels, Restaurants & Leisure — 0.4%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 09/20/30		276	272,711
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.86%), 8.71%, 02/02/26		249	241,983
Alterra Mountain Co., 2024 Term Loan B5, (1-mo. CME Term SOFR + 3.50%), 8.35%, 05/31/30		149	149,503
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.60%, 08/08/27		86	86,271
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.97%, 07/22/30		292	290,395
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.95%, 12/01/28(d)		74	71,732
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.85%, 01/27/29		632	630,065
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.61%, 11/30/29		437	436,054
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.60%, 11/08/30		330	330,123
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.85%), 7.70%, 12/15/27		235	234,451

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 01/05/29	USD	56	$ 55,590
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 12/17/27		57	53,253
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 12/17/27		90	83,614
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.95%, 06/30/28		45	42,637
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 03/14/31		343	341,620
Whatabrands LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 08/03/28		412	411,226
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 05/24/30		159	158,214
			3,889,442
Household Durables — 0.1%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 07/31/28		222	222,106
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.57%, 02/26/29		326	322,338
SWF Holdings I Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 8.96%, 10/06/28		309	254,340
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.21%, 10/30/27		439	412,390
			1,211,174
Insurance — 0.5%
Alliant Holdings Intermediate, LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.96%, 09/19/31		854	848,538
AmWINS Group, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.21%, 02/19/28		384	383,105
Amynta Agency Borrower, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.00%, 02/28/28		327	326,736
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 02/14/31		651	650,497
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 8.21%, 12/23/26		239	239,132
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.21%, 01/31/28		175	163,593
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 10.21%, 01/20/29		44	40,576
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 9.20%, 08/19/28		74	72,827
Baldwin Insurance Group Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.10%, 05/26/31(d)		88	87,446
Security		Par (000)	Value
Insurance (continued)
HUB International Ltd., 2024 1st Lien Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.23%, 06/20/30	USD	545	$ 543,928
Hyperion Refinance SARL, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 02/15/31		175	175,139
Jones Deslauriers Insurance Management, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.35%, 03/15/30		142	142,143
Ryan Specialty Group LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 09/15/31		182	181,391
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.25%, 07/31/31		509	508,058
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 05/06/31		409	407,977
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.35%, 05/06/32		107	108,605
USI, Inc.
2024 Term Loan (2029), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 11/22/29		429	427,883
2024 Term Loan (2030), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 09/27/30		131	130,229
			5,437,803
Interactive Media & Services — 0.0%
MH Sub I LLC
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.50%, 02/23/29		68	66,387
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.10%, 05/03/28		232	231,065
			297,452
Internet Software & Services — 0.2%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29		71	69,337
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.60%, 09/12/29		377	375,522
Go Daddy Operating Co. LLC
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 11/09/29		184	184,241
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.60%, 05/30/31		209	207,989
ION Trading Finance Ltd, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.02%, 04/01/28		55	54,539
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 08/31/28		641	640,055
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.60%, 03/15/30		551	549,584
			2,081,267
IT Services — 0.1%
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 12.13%, 07/27/28		54	51,362
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%), 12.38%, 07/27/28		68	46,183
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
Magenta Security Holdings LLC (continued)
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.37%, 07/27/28	USD	21	$ 21,481
2024 Third Out Term Loan, 0.00%, 07/27/28		118	34,368
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.45%, 03/01/29		431	429,303
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.97%, 02/01/29		112	105,230
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.70%, 02/01/28		329	316,022
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.10%, 08/31/28		475	475,110
			1,479,059
Machinery — 0.2%
Arcline FM Holdings, LLC, 2024 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.57%, 06/23/28		296	296,304
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 03/15/30(d)		17	17,005
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.10%, 05/14/28(d)		56	56,352
Doosan Bobcat North America, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/20/29		52	51,944
Generac Power Systems, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.95%, 07/03/31		40	40,150
Madison Safety & Flow LLC, 2024 Term Loan B, 09/19/31(n)		52	51,935
SPX Flow, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 04/05/29		267	267,101
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6- mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29		518	514,976
TK Elevator U.S. Newco, Inc., USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 04/30/30		533	533,888
Vertiv Group Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR + 2.00%), 7.20%, 03/02/27		344	343,783
			2,173,438
Media — 0.2%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR + 5.50%), 10.35%, 06/30/28		128	127,830
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 12/07/30		155	154,018
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.46%, 09/01/28		124	121,537
CSC Holdings LLC, 2019 Term Loan B5, (6-mo. LIBOR US at 0.00% Floor + 2.50%), 7.17%, 04/15/27		287	261,603
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 9.96%, 08/02/27		143	143,205
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 10.45%, 06/04/29		45	43,025
NEP Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.51%, 1.50% PIK), 9.62%, 08/19/26(i)		255	243,293
Security		Par (000)	Value
Media (continued)
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.21%, 09/25/26	USD	372	$ 318,267
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.85%), 8.70%, 04/21/29		68	49,201
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR at 0.00% Floor + 3.04%), 8.14%, 01/31/29		45	44,822
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 7.71%, 04/30/28		126	122,951
			1,629,752
Metals & Mining — 0.0%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 05/13/29		32	32,251
Oil, Gas & Consumable Fuels — 0.1%
EG America LLC, 2021 Term Loan, (3-mo. SOFR OIS CMPD + 4.36%), 9.19%, 03/31/26(d)		158	157,688
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.04%, 12/21/28		395	391,369
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.82%, 10/04/30		34	33,935
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.45%, 09/19/29		25	25,437
Medallion Midland Acquisition LP, 2023 Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.31%, 10/18/28		258	257,685
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.25%, 10/27/28		228	205,856
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.60%, 02/03/31		83	82,275
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 07/25/31		23	22,971
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 8.23%, 10/05/28		360	360,180
			1,537,396
Paper & Forest Products — 0.0%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.70%, 09/07/27		286	286,253
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.29%, 04/20/28		327	335,733
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.25%, 03/21/31		205	205,226
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.45%, 01/29/27		299	297,341
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.21%, 06/04/29		168	166,590

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Passenger Airlines (continued)
American Airlines, Inc. (continued)
Series AA, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 7.96%, 02/15/28	USD	161	$ 160,135
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.52%, 08/27/29		82	80,180
United Airlines, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.03%, 02/22/31		177	177,610
			1,422,815
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.35%, 05/04/28		121	122,648
Bausch Health Americas, Inc., 2022 Term Loan B, (1- mo. CME Term SOFR + 5.35%), 10.20%, 02/01/27		129	123,179
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.05%, 08/01/27		206	205,436
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.70%, 10/01/27		248	235,788
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.10%, 05/05/28		409	408,680
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.10%, 10/27/28		126	126,511
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.46%, 05/19/31		119	118,972
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.20%, 04/20/29		82	81,178
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.85%, 08/01/31		63	63,031
			1,485,423
Professional Services — 0.0%
Corpay Technologies Operating Co. LLC, Term Loan B5, 04/28/28(n)		313	312,763
Real Estate Management & Development — 0.1%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.46%, 06/04/29		100	96,708
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 06/02/28		338	334,231
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.71%, 08/21/25		3	2,907
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 01/31/30		74	73,754
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 01/31/30(d)		63	63,218
			570,818
Semiconductors & Semiconductor Equipment — 0.0%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 07/06/29		105	105,093
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.17%, 08/17/29	USD	226	$ 225,657
Synaptics, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.36%), 7.53%, 12/02/28		109	108,558
			439,308
Software — 1.0%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.60%, 02/24/31		465	464,909
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 6.95%, 05/24/29		11	11,529
Ascend Learning LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.45%, 12/11/28		23	23,065
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.10%, 02/15/29		452	448,553
Azalea Topco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 04/30/31		85	84,787
BCPE Pequod Buyer, Inc., USD Term Loan B, 09/19/31(n)		158	157,243
Boxer Parent Co., Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.01%, 07/30/31		85	84,773
Capstone Borrower, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 06/17/30		75	74,812
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.21%, 09/21/28		377	376,705
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 07/06/29		467	461,389
Cloud Software Group, Inc.
2024 Third Amendment Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.10%, 03/21/31		147	147,306
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 03/30/29		846	841,974
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.95%, 10/08/29		113	105,844
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 10/08/28		306	296,954
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.45%, 05/01/31		358	358,051
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.35%, 02/26/31		295	294,522
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.92%, 06/26/31(d)		101	96,960
Dun & Bradstreet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.61%, 01/18/29		1,199	1,197,828
Ellucian Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.45%, 10/09/29		360	360,720
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Epicor Software Corp., 2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 05/30/31	USD	150	$ 150,113
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.35%, 12/01/27		410	410,883
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.71%, 12/01/27		153	153,250
Helios Software Holdings, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 07/18/30		151	150,573
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 10/27/28		417	415,823
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.10%, 06/17/31		295	290,404
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 10.10%, 06/17/32		71	69,698
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.10%, 07/01/31		110	105,073
Planview Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 12/17/27		36	35,910
PointClickCare Technologies, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.60%, 12/29/27(d)		98	97,388
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.51%, 06/02/28		621	609,901
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.79%, 07/16/31		144	143,878
Quartz Acquireco LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 06/28/30		119	118,440
RealPage, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 7.96%, 04/24/28		366	354,648
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.25%, 08/01/27		155	155,384
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/09/31		284	283,729
Thunder Generation Funding LLC, Term Loan B, 09/27/31(d)(n)		98	97,877
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.55%, 02/10/31		503	502,562
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.11%), 9.96%, 09/01/25		137	128,039
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.35%, 04/11/31		328	327,912
Waystar Technologies, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 10/22/29		84	84,271
			10,573,680
Security		Par (000)	Value
Specialty Retail — 0.0%
LS Group OpCo Acquistion LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.85%, 04/23/31	USD	65	$ 64,795
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.70%, 02/11/28		113	112,490
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.20%, 10/20/28		74	71,384
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 7.46%, 10/20/28		90	86,192
			334,861
Technology Hardware, Storage & Peripherals — 0.1%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.57%, 05/25/28		504	388,374
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.57%, 05/25/28		78	59,883
			448,257
Textiles, Apparel & Luxury Goods — 0.0%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 12/21/28		188	187,935
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.21%, 11/24/28		86	85,156
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 03/08/30		57	56,987
			330,078
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 01/31/31		206	205,696
Core & Main LP
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.11%, 02/09/31		92	92,535
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.86%, 07/27/28		549	547,622
Dealer Tire Financial LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 07/02/31		182	182,224
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 7.10%, 06/04/31		177	176,791
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.26%, 10/28/27		160	146,544
TMK Hawk Parent Corp.(d)
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31		2	1,410
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.17%, 06/30/29		69	44,960
			1,397,782

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Transportation Infrastructure — 0.0%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 9.97%, 04/06/28	USD	97	$ 97,243
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 11.20%, 12/15/26		121	120,124
			217,367
Total Floating Rate Loan Interests — 7.2% (Cost: $79,572,187)			78,938,896
Foreign Agency Obligations
Brazil — 0.5%
Brazilian Government International Bond, 5.00%, 01/27/45		6,525	5,373,337
China — 0.0%
China Development Bank/Hong Kong, 2.00%, 02/16/27(h)		200	192,500
Export-Import Bank of China, 3.38%, 03/14/27(h)		200	198,020
			390,520
Colombia — 0.3%
Colombia Government International Bond, 5.63%, 02/26/44(g)		4,000	3,220,000
Hong Kong — 0.0%
Airport Authority, 3.25%, 01/12/52(h)		200	157,852
India — 0.0%
Export-Import Bank of India, 3.88%, 02/01/28(h)		200	196,313
Indonesia — 0.2%
Indonesia Government International Bond
4.65%, 09/20/32		250	252,344
4.85%, 01/11/33		200	204,187
5.25%, 01/17/42(h)		200	207,937
4.75%, 07/18/47(g)(h)		200	196,938
3.70%, 10/30/49		200	165,000
3.50%, 02/14/50(g)		200	159,362
Perusahaan Penerbit SBSN Indonesia III(h)
1.50%, 06/09/26		200	191,063
4.40%, 06/06/27		200	201,758
			1,578,589
Mexico — 0.5%
Mexico Government International Bond, 4.75%, 03/08/44		5,800	4,910,062
Pakistan — 0.1%
Pakistan Government International Bond(h)
6.00%, 04/08/26		450	420,750
7.38%, 04/08/31		200	169,250
			590,000
Philippines — 0.0%
Philippines Government International Bond
3.70%, 03/01/41		300	260,667
2.65%, 12/10/45		200	140,875
			401,542
Republic of Korea — 0.0%
Korea National Oil Corp., 4.88%, 04/03/29(h)		200	203,960
Security		Par (000)	Value
Saudi Arabia — 0.0%
Saudi Government International Bond(h)
4.00%, 04/17/25	USD	200	$ 199,187
4.50%, 10/26/46		200	176,250
			375,437
South Korea — 0.1%
Export-Import Bank of Korea, 1.63%, 01/18/27		200	189,480
Korea Development Bank
2.00%, 02/24/25		200	197,670
4.38%, 02/15/33		200	199,058
Korea Expressway Corp., 1.13%, 05/17/26(h)		200	189,978
			776,186
United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(h)		250	267,718
Uruguay — 0.3%
Uruguay Government International Bond, 5.10%, 06/18/50(g)		3,500	3,487,750
Total Foreign Agency Obligations — 2.0% (Cost: $24,242,657)			21,929,266

	Shares
Investment Companies
Fixed Income Funds — 0.3%
Invesco Senior Loan ETF	170,000	3,571,700
Total Investment Companies — 0.3% (Cost: $3,564,061)		3,571,700

		Par (000)
Municipal Bonds
New York — 1.0%
Metropolitan Transportation Authority, RB, BAB, 6.55%, 11/15/31	USD	10,000	10,745,436
Total Municipal Bonds — 1.0% (Cost: $9,833,900)			10,745,436
Preferred Securities
Capital Trusts — 12.3%
Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70%(a)(j)		2,565	2,510,190
Banks — 6.1%
Bangkok Bank PCL/Hong Kong, 4.00%(a)(h)(j)		300	287,250
Barclays PLC(a)(j)
4.38%		1,630	1,458,950
9.63%		3,340	3,760,553
BNP Paribas SA, 7.38%(a)(b)(j)		4,535	4,575,733
Citigroup, Inc., Series BB, 7.20%(a)(j)		6,750	7,146,650
HDFC Bank Ltd., 3.70%(a)(h)(j)		200	190,434
HSBC Capital Funding Dollar 1 LP, 10.18%(a)(b)(j)		11,835	15,368,789
Industrial & Commercial Bank of China Ltd., 3.20%(a)(h)(j)		300	292,650
JPMorgan Chase & Co., 8.75%, 09/01/30(g)		2,000	2,425,249
Lloyds Banking Group PLC, 7.50%(a)(j)		8,285	8,360,750
Macquarie Bank Ltd., 6.13%(a)(b)(j)		1,885	1,915,995
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc., 8.20%(a)(j)	USD	425	$ 469,085
NatWest Group PLC(a)(j)
8.13%		5,275	5,754,666
8.00%		970	985,115
Nordea Bank Abp, 6.63%(a)(b)(j)		5,540	5,607,616
PNC Financial Services Group, Inc.(a)(j)
Series V, 6.20%(g)		5,529	5,628,506
Series W, 6.25%		1,250	1,269,365
Rizal Commercial Banking Corp., 6.50%(a)(h)(j)		700	697,156
Standard Chartered PLC, 7.88%(a)(h)(j)		400	422,700
			66,617,212
Capital Markets(a)(j) — 2.0%
Goldman Sachs Group, Inc., Series Y, 6.13%		10,925	10,972,360
UBS Group AG(b)
7.75%		4,845	5,180,293
Series NC10, 9.25%		4,807	5,669,059
			21,821,712
Electric Utilities — 0.8%
PPL Capital Funding, Inc., Series A, 7.53%, 03/30/67(a)		8,300	8,189,323
Energy Equipment & Services — 0.5%
Venture Global LNG, Inc., 9.00%(a)(b)(j)		4,999	5,067,131
Financial Services(a)(h)(j) — 0.0%
NWD Finance BVI Ltd., 4.13%		209	133,369
Royal Capital BV, 5.00%		200	199,620
			332,989
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(a)(b)(j)		1,255	1,281,109
Insurance — 1.7%
ACE Capital Trust II, 9.70%, 04/01/30(g)		7,000	8,553,075
Cathaylife Singapore Pte Ltd., 5.30%, 09/05/39(a)(h)		200	201,688
Equitable of Iowa Cos Capital Trust II, Series B, 8.42%, 04/01/27		5,000	4,824,080
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52(a)(h)		200	204,875
MetLife, Inc., 6.40%, 12/15/66(g)		5,000	5,301,370
			19,085,088
Multi-Utilities — 0.2%
Dominion Energy, Inc., Series B, 7.00%, 06/01/54(a)		1,810	1,976,207
Oil, Gas & Consumable Fuels — 0.2%
Enterprise Products Operating LLC, 8.05%, 06/01/67(a)		2,500	2,475,070
Passenger Airlines(a)(h)(j) — 0.0%
Airport Authority
2.10%		200	193,350
2.40%		200	187,936
			381,286
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC, 7.00%, 04/04/79(a)		4,745	5,005,595
			134,742,912

Shares
Preferred Stocks — 0.5%(d)(e)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 15.25%, 07/21/30	23	16,995
Security	Shares	Value
Interactive Media & Services — 0.5%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $3,189,595)(f)	29,109	$ 4,949,694
		4,966,689
Total Preferred Securities — 12.8% (Cost: $135,353,534)		139,709,601
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(e)	321	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 151.9% (Cost: $1,634,527,710)		1,662,579,872
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(o)(p)	8,837,995	8,837,995
Total Short-Term Securities — 0.8% (Cost: $8,837,995)		8,837,995
Options Purchased — 0.3% (Cost: $1,488,891)		3,934,700
Total Investments Before Options Written — 153.0% (Cost: $1,644,854,596)		1,675,352,567
Options Written — (0.2)% (Premiums Received: $(829,772))		(2,072,744)
Total Investments, Net of Options Written — 152.8% (Cost: $1,644,024,824)		1,673,279,823
Liabilities in Excess of Other Assets — (52.8)%		(578,557,497)
Net Assets — 100.0%		$ 1,094,722,326

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $5,030,458, representing 0.5% of its net assets as of period end, and an original cost of $3,299,073.

(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

(o)	Affiliate of the Trust.
(p)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 16,341,334	$ —	$ (7,503,339)(a)	$ —	$ —	$ 8,837,995	8,837,995	$ 423,644	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Morgan Stanley & Co. International PLC	4.65%(b)	04/01/24	Open	$ 853,760	$ 875,977	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.92 (b)	06/07/24	Open	680,000	691,866	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.92 (b)	06/07/24	Open	1,353,809	1,377,433	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.92 (b)	06/07/24	Open	1,089,000	1,108,004	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	06/07/24	Open	620,310	631,275	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.92 (b)	06/12/24	Open	1,302,400	1,324,147	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.92 (b)	06/12/24	Open	329,065	334,560	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.92 (b)	06/12/24	Open	407,318	414,119	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/10/24	Open	276,581	280,078	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/10/24	Open	1,018,800	1,031,681	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/10/24	Open	139,338	141,099	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	07/10/24	Open	12,615,000	12,774,790	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/12/24	Open	3,949,091	3,997,818	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/12/24	Open	1,872,000	1,895,098	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/16/24	Open	909,315	919,980	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/16/24	Open	186,775	188,966	Corporate Bonds	Open/Demand
BNP Paribas SA	5.00 (b)	07/16/24	Open	4,017,254	4,063,778	Corporate Bonds	Open/Demand
BNP Paribas SA	4.82 (b)	07/17/24	Open	1,960,750	1,982,454	Corporate Bonds	Open/Demand
BNP Paribas SA	4.89 (b)	07/17/24	Open	720,338	728,416	Corporate Bonds	Open/Demand
BNP Paribas SA	4.95 (b)	07/17/24	Open	342,210	346,091	Corporate Bonds	Open/Demand
BNP Paribas SA	4.95 (b)	07/17/24	Open	4,903,125	4,958,728	Corporate Bonds	Open/Demand
BNP Paribas SA	4.95 (b)	07/17/24	Open	528,868	534,865	Corporate Bonds	Open/Demand
BNP Paribas SA	4.95 (b)	07/17/24	Open	373,000	377,230	Corporate Bonds	Open/Demand
BNP Paribas SA	4.95 (b)	07/17/24	Open	710,404	718,460	Corporate Bonds	Open/Demand
BNP Paribas SA	4.96 (b)	07/17/24	Open	284,816	288,052	Corporate Bonds	Open/Demand
BNP Paribas SA	4.96 (b)	07/17/24	Open	484,844	490,352	Corporate Bonds	Open/Demand
BNP Paribas SA	4.96 (b)	07/17/24	Open	331,038	334,798	Corporate Bonds	Open/Demand
BNP Paribas SA	4.97 (b)	07/17/24	Open	814,564	823,835	Corporate Bonds	Open/Demand
BNP Paribas SA	4.97 (b)	07/17/24	Open	1,053,675	1,065,668	Corporate Bonds	Open/Demand
BNP Paribas SA	4.98 (b)	07/17/24	Open	717,421	725,602	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/17/24	Open	548,616	554,883	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/17/24	Open	1,467,755	1,484,522	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/17/24	Open	245,340	248,143	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/17/24	Open	1,578,240	1,596,269	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/17/24	Open	361,848	365,981	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/17/24	Open	8,641,325	8,740,040	Corporate Bonds	Open/Demand
BNP Paribas SA	5.00 (b)	07/17/24	Open	2,511,250	2,539,990	Corporate Bonds	Open/Demand
BNP Paribas SA	5.00 (b)	07/17/24	Open	4,625,000	4,677,931	Corporate Bonds	Open/Demand
BNP Paribas SA	5.10 (b)	07/17/24	Open	567,788	574,054	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	4.98%(b)	07/22/24	Open	$ 1,189,375	$ 1,202,213	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/22/24	Open	538,165	543,974	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/22/24	Open	356,570	360,419	Corporate Bonds	Open/Demand
BNP Paribas SA	4.80 (b)	07/26/24	Open	351,975	355,442	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/26/24	Open	137,336	138,735	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.98 (b)	07/29/24	Open	5,834,062	5,889,930	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	11,137,500	11,244,349	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	5,844,150	5,900,216	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	2,168,631	2,189,436	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	3,306,847	3,338,572	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	2,290,219	2,312,190	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	2,325,000	2,347,305	Capital Trusts	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	4,356,000	4,397,790	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	4,465,312	4,508,151	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	4,062,500	4,101,474	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	896,431	905,031	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	2,709,175	2,735,166	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	433,275	437,432	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	14,349,125	14,486,519	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	1,956,375	1,975,144	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	1,425,462	1,439,138	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	2,511,250	2,535,342	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	3,130,312	3,160,343	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	3,635,000	3,669,873	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	2,903,062	2,930,913	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	5,452,500	5,504,809	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	577,500	583,040	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	1,758,487	1,775,358	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	3,027,500	3,056,545	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	6,791,737	6,856,895	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	560,210	565,584	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	4,297,087	4,338,312	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	1,546,726	1,561,565	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	792,969	800,576	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	6,941,625	7,008,220	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	1,403,862	1,417,331	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	4,977,912	5,025,669	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	9,053,975	9,140,835	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	824,670	832,582	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	10,723,175	10,826,049	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	4,902,219	4,949,249	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	2,418,900	2,442,106	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	900,691	909,332	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	4,998,740	5,046,696	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	1,043,250	1,053,259	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	618,475	624,408	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	2,920,942	2,948,965	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	3,774,469	3,810,680	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	582,800	588,391	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	2,974,750	3,003,289	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	855,512	863,720	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	2,410,931	2,434,061	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	2,574,687	2,599,388	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	866,250	874,560	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	3,080,000	3,109,548	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	1,519,032	1,533,605	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	3,431,366	3,464,285	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	622,175	628,144	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	1,232,381	1,244,204	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	573,404	578,905	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	3,026,719	3,055,756	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	1,251,294	1,263,298	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	4.99%(b)	07/29/24	Open	$ 8,085,000	$ 8,162,564	Capital Trusts	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	4,320,016	4,361,461	Corporate Bonds	Open/Demand
BNP Paribas SA	4.85 (b)	07/30/24	Open	2,403,890	2,426,363	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.82 (b)	07/30/24	Open	245,825	248,074	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.82 (b)	07/30/24	Open	607,804	613,364	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.82 (b)	07/30/24	Open	205,520	207,400	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.82 (b)	07/30/24	Open	167,573	169,106	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.85 (b)	07/30/24	Open	3,179,531	3,208,783	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.90 (b)	07/30/24	Open	666,711	672,902	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	114,840	115,920	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	176,415	178,074	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	730,551	737,423	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	213,263	215,269	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	737,776	744,716	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	171,000	172,609	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	511,275	516,084	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	303,357	306,210	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	148,534	149,931	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	435,225	439,319	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	789,360	796,785	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	513,559	518,399	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	945,000	953,906	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	180,250	181,949	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	566,786	572,128	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	733,388	740,299	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	715,706	722,451	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	602,213	607,888	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	224,455	226,570	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	416,875	420,804	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	507,780	512,565	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	192,173	193,983	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	444,831	449,023	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	141,623	142,957	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	180,110	181,807	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	166,815	168,387	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.20 (b)	07/30/24	Open	490,000	494,513	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.85 (b)	08/05/24	Open	1,273,376	1,283,955	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.85 (b)	08/05/24	Open	476,548	480,507	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	08/05/24	Open	842,500	849,631	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	08/05/24	Open	881,250	888,709	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	08/05/24	Open	1,907,500	1,923,645	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.75 (b)	08/05/24	Open	157,000	158,280	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.95 (b)	08/05/24	Open	4,554,156	4,592,702	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	4,831,250	4,872,517	Corporate Bonds	Open/Demand
BNP Paribas SA	4.94 (b)	08/07/24	Open	198,653	200,301	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	123,895	124,914	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	174,098	175,529	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	418,898	422,341	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	543,128	547,593	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	151,678	152,924	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	311,036	313,593	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	649,433	654,772	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	08/09/24	Open	245,478	247,455	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	08/09/24	Open	355,110	357,970	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	08/09/24	Open	144,180	145,341	Corporate Bonds	Open/Demand
BNP Paribas SA	4.92 (b)	08/14/24	Open	156,600	157,730	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/14/24	Open	955,312	962,292	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/27/24	Open	11,400,000	11,460,800	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	08/30/24	Open	4,643,625	4,666,221	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	08/30/24	Open	5,612,600	5,639,961	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	09/05/24	Open	129,979	130,492	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	09/05/24	Open	272,449	273,525	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	4.99%(b)	09/10/24	Open	$ 206,965	$ 207,625	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	09/11/24	Open	175,219	175,750	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	09/16/24	Open	919,240	921,330	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	09/18/24	Open	111,861	112,081	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.50	09/20/24	10/03/24	2,379,896	2,380,260	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.75	09/20/24	10/03/24	3,493,125	3,498,195	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.80	09/20/24	10/03/24	727,691	728,759	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.85	09/20/24	10/03/24	924,481	925,851	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90	09/20/24	10/03/24	179,688	179,957	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	09/20/24	10/03/24	145,755	145,975	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	09/20/24	10/03/24	556,470	557,312	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	09/20/24	10/03/24	3,056,250	3,060,873	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	09/20/24	10/10/24	819,060	820,224	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	09/20/24	10/10/24	442,520	443,149	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.70	09/20/24	10/10/24	437,900	438,529	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.75	09/20/24	10/10/24	145,676	145,888	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.75	09/20/24	10/10/24	508,380	509,118	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.80	09/20/24	10/10/24	668,539	669,519	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.80	09/20/24	10/10/24	368,238	368,778	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	2,360,447	2,363,945	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	781,088	782,245	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	1,009,582	1,011,079	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	938,400	939,791	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	968,681	970,117	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	2,298,750	2,302,157	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	3,467,956	3,473,096	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	4,404,906	4,411,434	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	11,082,500	11,098,924	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	376,420	376,978	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	345,000	345,511	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	464,130	464,818	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	179,400	179,669	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	186,533	186,812	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	608,000	608,910	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	105,875	106,033	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	336,175	336,678	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	1,268,800	1,270,700	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	817,451	818,675	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	246,225	246,594	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	250,580	250,955	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	318,874	319,351	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	312,848	313,316	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	338,823	339,330	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	1,711,050	1,713,612	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	1,632,295	1,634,739	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	1,649,722	1,652,192	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	1,481,205	1,483,423	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	1,646,797	1,649,263	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	1,810,747	1,813,459	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	334,225	334,725	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	491,097	491,832	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	477,750	478,465	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	578,790	579,657	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	163,674	163,922	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	166,675	166,927	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	477,538	478,260	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	750,781	751,917	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	1,438,244	1,440,419	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	1,319,290	1,321,285	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	800,678	801,888	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	796,613	797,817	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	257,880	258,270	Corporate Bonds	Up to 30 Days

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	4.95%	09/20/24	10/10/24	$ 259,740	$ 260,133	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	291,885	292,326	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	310,478	310,948	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	1,085,625	1,087,267	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	1,489,999	1,492,252	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	1,970,000	1,972,980	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	1,672,125	1,674,654	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	1,769,652	1,772,329	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	2,452,354	2,456,063	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	4,225,000	4,231,390	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	3,559,666	3,565,050	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	4,575,656	4,582,577	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	4,300,000	4,306,504	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	5,400,785	5,408,954	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	5,430,671	5,438,885	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	8,053,125	8,065,305	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	334,691	335,197	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	371,250	371,811	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	416,990	417,621	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	378,094	378,666	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	425,475	426,119	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	453,730	454,416	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	81,769	81,892	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	549,141	549,972	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	502,425	503,185	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	510,221	510,993	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	681,450	682,481	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	549,780	550,612	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	575,794	576,665	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	6,487,500	6,487,500	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.98	09/20/24	10/10/24	3,063,750	3,068,412	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.98	09/20/24	10/10/24	2,801,250	2,805,513	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.99	09/20/24	10/10/24	5,742,225	5,750,980	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	5,412,359	5,420,628	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	2,988,000	2,992,565	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	3,011,452	3,016,053	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	5,075,000	5,082,753	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	4,546,650	4,553,596	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	4,512,000	4,518,893	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	6,385,294	6,395,049	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	5,205,200	5,213,152	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	5,879,331	5,888,314	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	7,343,475	7,354,694	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	10,102,719	10,118,153	Corporate Bonds	Up to 30 Days
BNP Paribas SA	4.90 (b)	09/23/24	Open	93,913	94,015	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	09/25/24	Open	3,029,884	3,032,404	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	09/26/24	10/22/24	654,435	654,753	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.50	09/26/24	10/22/24	152,430	152,504	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.75	09/26/24	10/22/24	224,656	224,773	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.25	09/26/24	10/22/24	3,634,547	3,636,693	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.25	09/26/24	10/22/24	138,939	139,021	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	4.50	09/26/24	10/22/24	174,363	174,472	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	4.65	09/26/24	10/22/24	202,468	202,598	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.87	09/26/24	10/22/24	3,647,002	3,649,468	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.90	09/26/24	10/22/24	2,854,482	2,856,424	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	4.95	09/26/24	10/22/24	4,425,000	4,428,042	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95	09/26/24	10/22/24	2,586,256	2,588,034	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.99	09/26/24	10/22/24	1,335,000	1,335,925	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.99	09/26/24	10/22/24	3,338,325	3,340,639	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.99	09/26/24	10/22/24	3,155,662	3,157,850	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.99	09/26/24	10/22/24	2,159,375	2,160,872	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.99	09/26/24	10/22/24	3,150,725	3,152,909	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	4.90%(b)	09/26/24	Open	$ 1,195,962	$ 1,196,776	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.95 (b)	09/26/24	Open	2,451,150	2,452,835	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	09/26/24	Open	773,550	774,050	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.95	09/27/24	10/10/24	231,420	231,420	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.99	09/27/24	10/22/24	10,337,500	10,337,500	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.99	09/27/24	10/22/24	7,880,000	7,880,000	Corporate Bonds	Up to 30 Days
BNP Paribas SA	4.90 (b)	09/30/24	Open	2,125,920	2,125,920	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	09/30/24	Open	217,840	217,840	Corporate Bonds	Open/Demand
				$ 584,782,853	$ 588,284,637

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	1,075	12/19/24	$ 122,953	$ 272,906
5-Year U.S. Treasury Note	922	12/31/24	101,377	256,424
				529,330
Short Contracts
10-Year U.S. Ultra Long Treasury Note	722	12/19/24	85,523	(36,742)
U.S. Long Bond	830	12/19/24	103,205	403,299
Ultra U.S. Treasury Bond	86	12/19/24	11,462	48,848
S&P 500 E-Mini Index	38	12/20/24	11,047	(85,916)
2-Year U.S. Treasury Note	69	12/31/24	14,371	(34,007)
				295,482
				$ 824,812
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,081,957	EUR	1,865,000	Deutsche Bank AG	12/18/24	$ (549)
USD	93,281	GBP	71,000	Barclays Bank PLC	12/18/24	(1,626)
						$ (2,175)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	5,621	06/13/25	USD	97.00	USD	1,360,141	$ 3,934,700
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	5,621	06/13/25	USD	97.50	USD	1,360,141	$ (2,072,744)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	USD	54,450	$ (4,284,974)	$ (365,734)	$ (3,919,240)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 183,684,113	$ —	$ 183,684,113
Common Stocks	—	33,574	120,550	154,124
Corporate Bonds
Advertising Agencies	—	13,412,302	—	13,412,302
Aerospace & Defense	—	47,275,104	—	47,275,104
Air Freight & Logistics	—	242,723	—	242,723
Automobile Components	—	9,658,446	—	9,658,446
Automobiles	—	17,111,240	—	17,111,240
Banks	—	106,676,933	—	106,676,933
Beverages	—	11,466,515	—	11,466,515
Biotechnology	—	6,006,014	—	6,006,014
Broadline Retail	—	1,134,572	—	1,134,572
Building Materials	—	12,697,941	—	12,697,941
Building Products	—	7,802,158	—	7,802,158
Capital Markets	—	12,660,151	—	12,660,151
Chemicals	—	28,723,981	—	28,723,981
Commercial Services & Supplies	—	43,864,874	—	43,864,874
Construction & Engineering	—	3,179,366	—	3,179,366
Consumer Finance	—	5,990,773	—	5,990,773
Consumer Staples Distribution & Retail	—	11,370,766	—	11,370,766
Containers & Packaging	—	15,490,206	—	15,490,206
Diversified REITs	—	25,319,001	—	25,319,001
Diversified Telecommunication Services	—	93,152,286	—	93,152,286
Electric Utilities	—	54,871,124	—	54,871,124
Electronic Equipment, Instruments & Components	—	6,343,894	—	6,343,894
Energy Equipment & Services	—	4,336,828	—	4,336,828
Entertainment	—	22,753,725	—	22,753,725
Environmental, Maintenance & Security Service	—	7,286,060	—	7,286,060
Financial Services	—	13,043,984	—	13,043,984
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Food Products	$ —	$ 20,958,775	$ —	$ 20,958,775
Gas Utilities	—	114,464	—	114,464
Ground Transportation	—	20,448,947	—	20,448,947
Health Care Equipment & Supplies	—	10,825,750	—	10,825,750
Health Care Providers & Services	—	44,174,386	—	44,174,386
Health Care REITs	—	1,707,647	—	1,707,647
Hotel & Resort REITs	—	6,384,007	—	6,384,007
Hotels, Restaurants & Leisure	—	37,132,981	—	37,132,981
Household Durables	—	5,512,211	—	5,512,211
Household Products	—	327,901	—	327,901
Independent Power and Renewable Electricity Producers	—	2,893,272	—	2,893,272
Insurance	—	63,594,162	—	63,594,162
Interactive Media & Services	—	5,157,240	—	5,157,240
Internet Software & Services	—	6,201,016	—	6,201,016
IT Services	—	3,323,719	—	3,323,719
Leisure Products	—	116,578	—	116,578
Machinery	—	9,754,694	—	9,754,694
Media	—	59,639,799	—	59,639,799
Metals & Mining	—	25,129,991	—	25,129,991
Mortgage Real Estate Investment Trusts (REITs)	—	1,173,331	—	1,173,331
Oil, Gas & Consumable Fuels	—	141,396,534	—	141,396,534
Paper & Forest Products	—	17,230,646	—	17,230,646
Passenger Airlines	—	8,764,478	—	8,764,478
Personal Care Products	—	793,376	—	793,376
Pharmaceuticals	—	43,252,966	—	43,252,966
Real Estate Management & Development	1,541	7,951,589	—	7,953,130
Retail REITs	—	278,338	—	278,338
Semiconductors & Semiconductor Equipment	—	24,270,033	—	24,270,033
Software	—	33,298,965	—	33,298,965
Specialty Retail	—	1,794,226	—	1,794,226
Technology Hardware, Storage & Peripherals	—	5,567,497	—	5,567,497
Textiles, Apparel & Luxury Goods	—	965,037	—	965,037
Tobacco	—	23,272,890	—	23,272,890
Trading Companies & Distributors	—	1,952,291	—	1,952,291
Transportation Infrastructure	—	6,339,922	—	6,339,922
Fixed Rate Loan Interests	—	274,569	—	274,569
Floating Rate Loan Interests	—	77,103,615	1,835,281	78,938,896
Foreign Agency Obligations	—	21,929,266	—	21,929,266
Investment Companies	3,571,700	—	—	3,571,700
Municipal Bonds	—	10,745,436	—	10,745,436
Preferred Securities
Capital Trusts	—	134,742,912	—	134,742,912
Preferred Stocks	—	—	4,966,689	4,966,689
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	8,837,995	—	—	8,837,995
Options Purchased
Interest Rate Contracts	3,934,700	—	—	3,934,700
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(23)	—	(23)
	$16,345,936	$1,652,084,088	$6,922,520	$1,675,352,544
Derivative Financial Instruments(b)
Assets
Interest Rate Contracts	$ 981,477	$ —	$ —	$ 981,477
Liabilities
Credit Contracts	—	(3,919,240)	—	(3,919,240)
Equity Contracts	(85,916)	—	—	(85,916)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$ —	$ (2,175)	$ —	$ (2,175)
Interest Rate Contracts	(2,143,493)	—	—	(2,143,493)
	$(1,247,932)	$(3,921,415)	$—	$(5,169,347)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $590,827,424 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
BAB	Build America Bond
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
PCL	Public Company Limited
PIK	Payment-in-Kind
PJSC	Public Joint Stock Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
Schedule of Investments